                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
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                                                  hours per response....... 5.0
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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10223
                                  ---------------------------------------------

                             ING Senior Income Fund
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        7337 E. Doubletree Ranch Rd., Scottsdale, AZ            85258
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

     The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-992-0180
                                                   ----------------------------

Date of fiscal year end:  February 28
                        --------------------------
Date of reporting period: August 31, 2003
                         -------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

SEMI-ANNUAL REPORT

SEMI-ANNUAL REPORT

AUGUST 31, 2003


ING SENIOR INCOME FUND


[GRAPHIC]


[ING FUNDS LOGO]

                             ING Senior Income Fund


                               SEMI-ANNUAL REPORT

                                 August 31, 2003


                                Table of Contents

Portfolio Managers' Report                                  2
Statistics                                                  6
Statement of Assets and Liabilities                         7
Statement of Operations                                     9
Statements of Changes in Net Assets                        10
Statement of Cash Flows                                    11
Financial Highlights                                       12
Notes to Financial Statements                              14
Portfolio of Investments                                   21
Shareholder Meeting Information                            33
Trustee and Officer Information                            34

                             ING Senior Income Fund

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Senior Income Fund (the "Fund") is a diversified, closed-end investment company that seeks to provide investors with a high level of current income. The Fund seeks to achieve this objective by investing in a professionally managed portfolio comprised primarily of senior loans.

PERFORMANCE SUMMARY

During the six-month period ended August 31, 2003 (the "Reporting Period"), the Fund's Class A and Q shares each distributed total dividends of $0.35, resulting in an average annualized distribution rate of 4.63%(1) and 4.64%(1), respectively. During the same period, the Fund's Class B and C shares each distributed total dividends of $0.31, representing an average annualized distribution rate of 4.13%.(1)

The Fund's total return for the Reporting Period, for each of the share classes, excluding sales charges, (high of 4.56% on Class A; low of 4.23% on Class B) ran behind that of the S&P/LSTA Loan Index (gross total return of 4.81%)(2), as the Fund did not fully participate in a fairly broad-based rally in the stressed/distressed (I.E., lesser credit quality) sub-sector of the non-investment grade loan market. As is consistent with our investment philosophy, we continue to be reluctant to significantly increase credit risk in exchange for incremental yield. Since inception the Fund has performed well across the Fund's four share classes (see details on page 4).

MARKET/FUND SPECIFIC DEVELOPMENTS

The overall tone of the senior loan market improved significantly over the latter portion of the Reporting Period. Against the backdrop of an increasingly healthy macroeconomic picture and improving corporate earnings, the default rate on non-investment grade bank debt continued to decline, as evidenced by a 2.7% twelve-month lagging default rate at the end of August, as compared to 6% at the beginning of 2003. Further, many issuers that were struggling earlier in the year were able to take advantage of more receptive capital markets to improve their balance sheet and liquidity positions. The net effect was a broad-based rally in loan prices and markedly improved investor sentiment.

Consistent with our approach since inception, the Fund remains conservatively positioned as to both sector and issuer selection. We remain focused on maintaining sufficient levels of diversification. During the Reporting Period, in which net assets increased approximately 46%, the Fund's average amount outstanding per loan declined modestly, while the number of individual loans increased to 222 from 208. As stated in prior reports, we continue to believe that adequate diversification represents the best line of defense against broad-based credit risk.

Overall performance continues to be favorably impacted by three primary factors:
1) ongoing strength within sectors for which we are increasing relative weightings; 2) further improvement in the underlying indicative prices for several of the Fund's larger holdings; and 3) successful credit selection (I.E., the absence of non-performing credits). The Fund's largest sector exposure continues to be Healthcare, Education and Childcare (7.6% of total assets at the end of the Reporting Period, versus 7.3% as of February 28, 2003), followed by Cable Television (7.0%, versus 6.3%) and Cellular Communications (5.7%, up from 4.7% as of February 28, 2003). We increased our exposure to the latter sector based on improving operating trends, renewed access to capital markets, and the stated intention by most issuers within the sector to proactively deal with balance sheet and/or liquidity issues. Led by Nextel Communications (at 3.5% of total assets as of August 31, 2003, the single largest holding in the portfolio), virtually all of the Fund's wireless holdings improved in price during the Reporting Period. We continue to monitor this group closely.

The Fund seeks to prudently utilize financial leverage in order to increase the yield to the holders of common shares. As of August 31, 2003, the Fund did not have any borrowings outstanding under a $100.0 million revolving credit facility. While the use of leverage for investment purposes increases both investment opportunity and investment risk, we continue to deploy leverage only when it is in the best interest of the Fund's shareholders. With the improving outlook for senior loans, we expect to begin using leverage again by the fourth calendar quarter of the year.

OUTLOOK

Coming off the impressive turnaround in the secured loan market that commenced earlier in the year, we expect the balance of 2003 to be marked by relative stability. Clearly, given the rapid price appreciation experienced during the first half of the year, there generally remains minimal upside in existing loan prices. Nonetheless, near-term performance should be underpinned by continued improvement in credit and market conditions generally, and the continuation of a reasonably sanguine attitude on the part of loan investors. Moreover, the prospect of rising short-term rates in response to the now visible recovery in the U.S. economy bodes well for the performance of adjustable rate senior loans. As we move into the last part of 2003, we will continue to adhere to a disciplined investment strategy that seeks to maintain a high degree of diversification while attempting to take advantage of selective market opportunities.

We thank you for your investment in ING Senior Income Fund.


/s/ Jeffrey A. Bakalar                       /s/ Daniel A. Norman


Jeffrey A. Bakalar                           Daniel A. Norman
SENIOR VICE PRESIDENT                        SENIOR VICE PRESIDENT
CO-SENIOR PORTFOLIO MANAGER                  CO-SENIOR PORTFOLIO MANAGER
AELTUS INVESTMENT MANAGEMENT, INC.           AELTUS INVESTMENT MANAGEMENT, INC.

ING Senior Income Fund
October 15, 2003

----------
(1) The distribution rate is calculated by dividing the total distributions declared during the quarter by the Fund's net asset value at the end of the period. The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income and ordinarily will not include capital gains or losses, if any.

(2) Source: As tracked by Standard & Poor's Leveraged Commentary & Portfolio Management Data Group, a leading data provider to the Loan Market.

                  See accompanying index description on page 5.

                                                    AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                                       PERIODS ENDED AUGUST 31, 2003
                                              ----------------------------------------------
                                                         SINCE INCEPTION     SINCE INCEPTION
                                                       OF CLASS A, B AND C     OF CLASS Q
                                              1 YEAR         4/2/01             12/15/00
                                              ------   -------------------   ---------------
Including Sales Charge:(1)
   Class A                                      3.16%          3.57%               --
   Class B                                      4.62%          4.33%               --
   Class C                                      6.69%          5.13%               --
   Class Q                                      8.17%            --               5.59%
Excluding Sales Charge:
   Class A                                      8.29%          5.69%               --
   Class B                                      7.62%          5.11%               --
   Class C                                      7.69%          5.13%               --
   Class Q                                      8.17%            --               5.59%

S&P/LSTA Leveraged Loan Index                   8.15%          4.35%(2)           4.93%(2)

The table above illustrates the total return of ING Senior Income Fund against the S&P/LSTA Leveraged Loan Index. The Index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund, subject to possible later reimbursement during a three-year period. Total returns would have been lower had there been no waiver to the fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1) Reflects deduction of the maximum Class A sales charge of 4.75%. Class B maximum CDSC is 3% in the first year, declining to 1% in the fifth year and eliminated thereafter. Class C maximum CDSC is 1% for the first year. Class Q has no front-end sales charge or CDSC charges.

(2) Source: S&P/Loan Syndication Trading Association. Since Inception performance for the index is shown from March 31, 2001 for Class A, B and C and from December 31, 2000 for Class Q.

                          YIELDS AND DISTRIBUTION RATES
                              AS OF AUGUST 31, 2003

                                30-DAY SEC      AVERAGE ANNUALIZED
                                 YIELDS(1)     DISTRIBUTION RATES(2)
                                ----------     ---------------------
                  Class A          4.12%               4.63%
                  Class B          3.63%               4.13%
                  Class C          3.61%               4.13%
                  Class Q          4.18%               4.64%

(1) Yield is calculated by dividing the Fund's net investment income per share for the most recent thirty days by the net asset value. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Fund's yield consistent with the SEC standardized yield formula for open-end investment companies. If the Investment Manager had not waived certain Fund expenses, the 30-Day SEC yield would have been 4.07% for Class A shares, 3.58% for Class B, 3.57% for Class C shares and 4.13% for Class Q shares.

(2) Distribution Rates are calculated by annualizing dividends declared during the period (I.E., divide the monthly dividend amount by the number of days in the month and multiply by the number of days in the fiscal year) and then dividing the resulting annualized dividend by the month-ending NAV.

PRINCIPAL RISK FACTOR(S): Loans in the Fund's portfolio will typically be below investment grade credit quality. As a result, investment in the Fund involves the risk that borrowers may default on obligations to pay principal or interest when due and lenders may have difficulty liquidating the collateral securing the loans or enforcing their rights under the terms of the loans, and that the Fund's investment objective may not be realized.

INDEX DESCRIPTION

The S&P/LSTA LEVERAGED LOAN INDEX ("LLI") is a total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the LLI to establish a performance benchmark for the syndicated leveraged loan industry. An index is unmanaged. An investor cannot invest directly in an index.

STATISTICS as of August 31, 2003

                            PORTFOLIO CHARACTERISTICS

     Net Assets                                                       $   404,196,043
     Assets Invested in Senior Loans                                  $   355,513,212
     Senior Loans Represented                                                     222
     Average Amount Outstanding per Loan                              $     1,601,411
     Industries Represented                                                        35
     Average Loan Amount per Industry                                 $    10,157,520
     Portfolio Turnover Rate                                                       38%
     Weighted Average Days to Interest Rate Reset                             49 days
     Average Loan Final Maturity                                            57 months

                  TOP TEN INDUSTRY SECTORS AS A PERCENTAGE OF:

                                                          NET ASSETS    TOTAL ASSETS
     Healthcare, Education and Childcare                      7.7%          7.6%
     Cable Television                                         7.0%          7.0%
     Cellular Communications                                  5.8%          5.7%
     Printing and Publishing                                  5.5%          5.4%
     Containers, Packaging and Glass                          5.1%          5.1%
     Chemicals, Plastics and Rubber                           4.9%          4.9%
     Beverage, Food and Tobacco                               4.7%          4.6%
     Automotive                                               4.6%          4.6%
     Radio and TV Broadcasting                                3.5%          3.5%
     Personal and Non Durable Consumer Products               3.2%          3.1%

                 TOP TEN SENIOR LOAN ISSUERS AS A PERCENTAGE OF:

                                                          NET ASSETS    TOTAL ASSETS
     Nextel Communications(1)                                 3.6%          3.5%
     Safelite Glass Corporation                               1.1%          1.1%
     Playtex Products, Inc.                                   1.0%          1.0%
     Graphic Packaging International, Inc.                    1.0%          1.0%
     Lamar Media Corporation                                  1.0%          1.0%
     Community Health Systems, Inc.                           1.0%          1.0%
     Olympus Cable Holdings, LLC                              0.9%          0.9%
     Pegasus Media & Communications, Inc.                     0.9%          0.9%
     Crown Castle Operating Company                           0.8%          0.8%
     American Media Operations, Inc.                          0.8%          0.8%

----------
     (1)  INCLUDES NEXTEL FINANCE COMPANY AND NEXTEL OPERATIONS, INC.

                 See Accompanying Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES as of August 31, 2003 (Unaudited)

ASSETS:
Investments in securities at value (Cost $358,034,490)         $   359,866,610
Short-term investments at amortized cost                            19,900,000
Cash                                                                15,633,920
Receivables:
   Fund shares sold                                                  9,695,363
   Interest                                                          1,665,716
   Other                                                                 1,224
Reimbursement due from Manager                                          13,719
Prepaid expenses                                                        42,387
Prepaid arrangement fees on notes payable                              296,755
                                                               ---------------
     Total assets                                                  407,115,694
                                                               ---------------
LIABILITIES:
Accrued interest payable                                                11,375
Deferred arrangement fees                                            1,421,964
Payable to affiliates                                                  421,192
Income distribution payable                                            855,537
Other accrued expenses and liabilities                                 209,583
                                                               ---------------
     Total liabilities                                               2,919,651
                                                               ---------------
NET ASSETS                                                     $   404,196,043
                                                               ===============
NET ASSETS CONSIST OF:
Paid-in capital                                                $   401,966,187
Undistributed net investment income                                    359,434
Accumulated net realized gain on investments                            38,302
Net unrealized appreciation of investments                           1,832,120
                                                               ---------------
NET ASSETS                                                     $   404,196,043
                                                               ===============

                 See Accompanying Notes to Financial Statements

CLASS A:
   Net assets                                                  $    63,160,122
   Shares authorized                                                 unlimited
   Par value                                                   $          0.01
   Shares outstanding                                                4,168,883
   Net asset value and redemption price per share              $         15.15
   Maximum offering price per share (4.75%)(1)                 $         15.91

CLASS B:
   Net assets                                                  $    34,567,072
   Shares authorized                                                 unlimited
   Par value                                                   $          0.01
   Shares outstanding                                                2,284,727
   Net asset value and redemption price per share(2)           $         15.13
   Maximum offering price per share                            $         15.13

CLASS C:
   Net assets                                                  $   112,987,869
   Shares authorized                                                 unlimited
   Par value                                                   $          0.01
   Shares outstanding                                                7,463,212
   Net asset value and redemption price per share(2)           $         15.14
   Maximum offering price per share                            $         15.14

CLASS Q:
   Net assets                                                  $   193,480,980
   Shares authorized                                                 unlimited
   Par value                                                   $          0.01
   Shares outstanding                                               12,814,788
   Net asset value and redemption price per share              $         15.10
   Maximum offering price per share                            $         15.10

(1) Maximum offering price is computed at 100/95.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS for the Six Months Ended August 31, 2003 (Unaudited)

INVESTMENT INCOME:
Interest                                                       $     9,262,245
Arrangement fees earned                                                293,709
Other                                                                  389,214
                                                               ---------------
     Total investment income                                         9,945,168
                                                               ---------------
EXPENSES:
Investment management fees                                           1,403,783
Administration fees                                                    175,473
Distribution and service fees:
     Class A                                                            35,909
     Class B                                                           117,219
     Class C                                                           223,052
     Class Q                                                           265,047
Transfer agent fees:
     Class A                                                            17,086
     Class B                                                            14,284
     Class C                                                            35,781
     Class Q                                                           131,668
Shareholder reporting expense                                           35,328
Interest expense                                                       276,765
Custodian fees                                                          59,800
Credit facility fees                                                    46,813
Recordkeeping and pricing expense                                        6,131
Professional fees                                                      100,096
Trustees' fees                                                           5,520
Registration fees                                                       29,079
Postage expense                                                         11,776
Insurance expense                                                        2,951
Miscellaneous expense                                                    9,831
                                                               ---------------
     Total expenses                                                  3,003,392
                                                               ---------------
Less:
     Net waived and reimbursed fees                                    150,089
                                                               ---------------
     Net expenses                                                    2,853,303
                                                               ---------------
          Net investment income                                      7,091,865
                                                               ---------------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:
Net realized gain on investments                                     3,148,933
Net change in unrealized appreciation of investments                 3,317,298
                                                               ---------------
     Net realized and unrealized gain on investments                 6,466,231
                                                               ---------------
Increase in net assets resulting from operations               $    13,558,096
                                                               ===============

                 See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS          YEAR
                                                                    ENDED            ENDED
                                                                  AUGUST 31,      FEBRUARY 28,
                                                                     2003            2003
                                                               ---------------   ---------------
                                                                 (UNAUDITED)
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                          $     7,091,865   $    12,420,155
Net realized gain (loss) on investments                              3,148,933        (1,013,477)
Net change in unrealized appreciation (depreciation)
   of investments                                                    3,317,298          (920,901)
                                                               ---------------   ---------------
Net increase in net assets resulting from operations                13,558,096        10,485,777
                                                               ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
     Class A                                                          (639,982)         (343,871)
     Class B                                                          (478,528)         (655,286)
     Class C                                                        (1,192,722)       (1,183,573)
     Class Q                                                        (4,941,029)      (10,232,636)
                                                               ---------------   ---------------
     Total distributions                                            (7,252,261)      (12,415,366)
                                                               ---------------   ---------------
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                                   175,468,711        46,900,491
Dividends reinvested                                                 4,245,296        11,601,350
                                                               ---------------   ---------------
                                                                   179,714,007        58,501,841
Cost of shares repurchased                                         (58,566,089)      (29,437,098)
                                                               ---------------   ---------------
Net increase in net assets resulting from
   capital share transactions                                      121,147,918        29,064,743
                                                               ---------------   ---------------
Net increase in net assets                                         127,453,753        27,135,154
                                                               ---------------   ---------------
NET ASSETS:
Beginning of period                                                276,742,290       249,607,136
                                                               ---------------   ---------------
End of period                                                  $   404,196,043   $   276,742,290
                                                               ===============   ===============
Undistributed net investment income at
   end of period                                               $       359,434   $       519,830
                                                               ===============   ===============

                 See Accompanying Notes to Financial Statements

STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 2003 (Unaudited)

INCREASE (DECREASE) IN CASH
CASH FLOWS FROM OPERATING ACTIVITIES:
   Interest received                                                          $   7,968,029
   Facility fees paid                                                                40,772
   Arrangement fee received                                                       1,037,830
   Other income received                                                            387,990
   Interest paid                                                                   (337,342)
   Other operating expenses paid                                                 (1,507,710)
   Purchases of portfolio securities                                           (861,594,689)
   Proceeds from disposition of portfolio securities                            809,093,184
                                                                              -------------
     Net cash used for operating activities                                     (44,911,936)
                                                                              -------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Distributions paid to common shareholders                                     (3,006,965)
   Proceeds from capital shares sold                                            166,673,322
   Disbursements for capital shares repurchased                                 (58,566,089)
   Net repayment of notes payable                                               (47,000,000)
                                                                              -------------
     Net cash flows provided by financing activities                             58,100,268
                                                                              -------------
Net increase in cash                                                             13,188,332
Cash at beginning of period                                                       2,445,588
                                                                              -------------
Cash at end of period                                                         $  15,633,920
                                                                              =============
RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS TO NET CASH USED FOR OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                          $  13,558,096
                                                                              -------------
Adjustments to reconcile net increase in net assets resulting from operations to net cash used for operating activities:
     Change in unrealized depreciation on investments                            (3,317,298)
     Net accretion/amortization of discounts on investments                      (1,162,726)
     Realized gain on sale of investments                                        (3,148,933)
     Purchases of investments                                                  (861,594,689)
     Proceeds on sale of investments                                            809,093,184
     Increase in interest receivable                                               (131,490)
     Increase in other assets                                                        (1,224)
     Decrease in prepaid arrangement fees on notes payable                           40,772
     Increase in prepaid expenses                                                   (21,568)
     Increase in deferred arrangement fees                                          744,121
     Decrease in accrued interest payable                                           (60,577)
     Decrease in reimbursement due from Manager                                      33,630
     Increase in payable to affiliate                                               128,486
     Decrease in accrued trustees' fees                                                (312)
     Increase in other accrued expenses and liabilities                             928,592
                                                                              -------------
     Total adjustments                                                          (58,470,032)
                                                                              -------------
        Net cash used for operating activities                                $ (44,911,936)
                                                                              =============
NON CASH FINANCING ACTIVITIES
     Receivable for shares sold                                               $   9,695,363
     Reinvestment of dividends                                                $   4,245,296

                 See Accompanying Notes to Financial Statements

ING SENIOR INCOME FUND                                      FINANCIAL HIGHLIGHTS

                                                                                     CLASS A
                                                                       ---------------------------------
                                                                       SIX MONTHS     YEAR       PERIOD
                                                                         ENDED        ENDED      ENDED
                                                                        AUG. 31,     FEB. 28,   FEB. 28,
                                                                          2003         2003      2002(1)
--------------------------------------------------------------------------------------------------------
                                                                      (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                                $    14.83       14.92      15.00
   Income from investment operations:
   Net investment income                                               $     0.32        0.69       0.81
   Net realized and unrealized gain (loss) on investments              $     0.35       (0.09)     (0.09)
   Total income from investment operations                             $     0.67        0.60       0.72
   Less distributions from:
   Net investment income                                               $     0.35        0.69       0.80
   Net asset value, end of period                                      $    15.15       14.83      14.92
   TOTAL RETURN(2)                                                     %     4.56        4.15       4.92
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                   $   63,160      11,106      2,411
   Average borrowings (000's)(5)                                       $   27,109      17,655     19,797
RATIOS TO AVERAGE NET ASSETS AFTER REIMBURSEMENT:
   Expenses (before interest and other fees related to revolving
     credit facility)(3)(4)                                            %     1.42        1.42       1.47
   Expenses (with interest and other fees related to revolving
     credit facility)(3)(4)                                            %     1.57        1.63       1.73
   Net investment income(3)(4)                                         %     4.40        4.88       5.58
RATIOS TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT:
   Expenses (before interest and other fees related to revolving
     credit facility)(3)(4)                                            %     1.48        1.57       1.82
   Expenses (with interest and other fees related to revolving
     credit facility)(3)(4)                                            %     1.64        1.78       2.07
   Net investment income(3)(4)                                         %     4.34        4.73       5.26
   Portfolio turnover rate                                             %       38          60         65
   Shares outstanding at end of period (000's)                              4,169         749        162

                                                                                     CLASS B
                                                                       ---------------------------------
                                                                       SIX MONTHS     YEAR       PERIOD
                                                                         ENDED        ENDED      ENDED
                                                                        AUG. 31,     FEB. 28,   FEB. 28,
                                                                          2003         2003      2002(1)
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                                     14.82       14.92      15.00
   Income from investment operations:
   Net investment income                                                     0.28        0.62       0.75
   Net realized and unrealized gain (loss) on investments                    0.34       (0.10)     (0.10)
   Total income from investment operations                                   0.62        0.52       0.65
   Less distributions from:
   Net investment income                                                     0.31        0.62       0.73
   Net asset value, end of period                                           15.13       14.82      14.92
   TOTAL RETURN(2)                                                           4.23        3.57       4.45
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                       34,567      17,648     12,776
   Average borrowings (000's)(5)                                           27,109      17,655     19,797
RATIOS TO AVERAGE NET ASSETS AFTER REIMBURSEMENT:
   Expenses (before interest and other fees related to revolving
     credit facility)(3)(4)                                                  1.92        1.91       1.96
   Expenses (with interest and other fees related to revolving
     credit facility)(3)(4)                                                  2.11        2.09       2.23
   Net investment income(3)(4)                                               3.97        4.12       5.19
RATIOS TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT:
   Expenses (before interest and other fees related to revolving
     credit facility)(3)(4)                                                  2.25        2.31       2.29
   Expenses (with interest and other fees related to revolving
     credit facility)(3)(4)                                                  2.44        2.49       2.54
   Net investment income(3)(4)                                               3.65        3.72       4.89
   Portfolio turnover rate                                                     38          60         65
   Shares outstanding at end of period (000's)                              2,285       1,191        856

                                                                                              CLASS C
                                                                         --------------------------------------------------
                                                                         SIX MONTHS              YEAR               PERIOD
                                                                           ENDED                 ENDED              ENDED
                                                                          AUG. 31,             FEB. 28,            FEB. 28,
                                                                            2003                 2003               2002(1)
---------------------------------------------------------------------------------------------------------------------------
                                                                        (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                                  $    14.82               14.92               15.00
   Income from investment operations:
   Net investment income                                                 $     0.28                0.62                0.75
   Net realized and unrealized gain (loss) on investments                $     0.35               (0.10)              (0.10)
   Total income from investment operations                               $     0.63                0.52                0.65
   Less distributions from:
   Net investment income                                                 $     0.31                0.62                0.73
   Net asset value, end of period                                        $    15.14               14.82               14.92
   TOTAL RETURN(2)                                                       %     4.30                3.57                4.45
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                     $  112,988              32,647              19,391
   Average borrowings (000's)(5)                                         $   27,109              17,655              19,797
RATIOS TO AVERAGE NET ASSETS AFTER REIMBURSEMENT:
   Expenses (before interest and other fees related to revolving
     credit facility)(3)(4)                                              %     1.92                1.91                1.96
   Expenses (with interest and other fees related to revolving
     credit facility)(3)(4)                                              %     2.09                2.09                2.23
   Net investment income(3)(4)                                           %     3.93                4.19                5.20
RATIOS TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT:
   Expenses (before interest and other fees related to revolving
     credit facility)(3)(4)                                              %     1.99                2.06                2.29
   Expenses (with interest and other fees related to revolving
     credit facility)(3)(4)                                              %     2.16                2.24                2.54
   Net investment income(3)(4)                                           %     3.87                4.04                4.89
   Portfolio turnover rate                                               %       38                  60                  65
   Shares outstanding at end of period (000's)                                7,463               2,202               1,300

(1)  Classes A, B and C commenced offering of shares on April 2, 2001.
(2)  Total returns are not annualized for periods of less than one year.
(3)  Annualized for periods less than one year.
(4) The investment manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses.
(5)  Based on the active days of borrowing.

                 See Accompanying Notes to Financial Statements

                                                                                                  CLASS Q(5)
                                                                         ------------------------------------------------------
                                                                         SIX MONTHS        YEAR           YEAR          PERIOD
                                                                            ENDED          ENDED          ENDED         ENDED
                                                                          AUG. 31,       FEB. 28,       FEB. 28,       FEB. 28,
                                                                            2003           2003           2002          2001(1)
-------------------------------------------------------------------------------------------------------------------------------
                                                                        (UNAUDITED)
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                                  $    14.79         14.89          15.30          15.02
   Income from investment operations:
   Net investment income                                                 $     0.35          0.69           0.81           0.14
   Net realized and unrealized gain (loss) on investments                $     0.31         (0.10)         (0.32)          0.14
   Total income from investment operations                               $     0.66          0.59           0.49           0.28
   Less distributions from:
   Net investment income                                                 $     0.35          0.69           0.90             --
   Net asset value, end of period                                        $    15.10         14.79          14.89          15.30
   TOTAL RETURN(2)                                                       %     4.50          4.09           3.73           1.80
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                     $  193,481       215,341        215,029         94,096
   Average borrowings (000's)(6)                                         $   27,109        17,655         19,797             --
RATIOS TO AVERAGE NET ASSETS AFTER REIMBURSEMENT:
   Expenses (before interest and other fees related to revolving
     credit facility)(3)(4)                                              %     1.43          1.41           1.43             --
   Expenses (with interest and other fees related to revolving
     credit facility)(3)(4)                                              %     1.65          1.59           1.63           1.85
   Net investment income(3)(4)                                           %     4.53          4.69           5.94           7.00
RATIOS TO AVERAGE NET ASSETS BEFORE REIMBURSEMENT:
   Expenses (before interest and other fees related to revolving
     credit facility)(3)(4)                                              %     1.51          1.56           1.70             --
   Expenses (with interest and other fees related to revolving
     credit facility)(3)(4)                                              %     1.73          1.74           1.90           1.85
   Net investment income(3)(4)                                           %     4.45          4.54           5.67           7.00
   Portfolio turnover rate                                               %       38            60             65             11
   Shares outstanding at end of period (000's)                               12,815        14,559         14,439          6,152

(1)  Class Q commenced operations on December 15, 2000.
(2)  Total returns are not annualized for periods of less than one year.
(3)  Annualized for periods less than one year.
(4) The investment manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses.
(5) Effective March 30, 2001, the Management of the Fund effectuated a reverse stock split of 0.6656 of a Share for one Share. Prior period amounts have been restated to reflect the reverse stock split.
(6)  Based on the active days of borrowing.

                 See Accompanying Notes to Financial Statements

                             ING Senior Income Fund

NOTES TO FINANCIAL STATEMENTS as of August 31, 2003 (Unaudited)

NOTE 1 -- ORGANIZATION

ING Senior Income Fund (the "Fund"), a Delaware business trust, is registered under the Investment Company Act of 1940 as amended, (the "1940 Act"), as a continuously-offered, diversified, closed-end, investment management company. During the period December 15, 2000 through March 30, 2001, the Fund issued 19,933,953 Class Q shares to Lion Connecticut Holdings, Inc., the indirect parent company of the Fund's manager, ING Investments, LLC (the "Investment Manager") in exchange for $200,000,000. Effective April 2, 2001, the Fund commenced the offering of Class A, Class B, Class C and Class Q shares to the public. Class A shares are subject to a sales charge of up to 4.75%. Class A shares purchased in excess of $1,000,000 are subject to an Early Withdrawal Charge ("EWC") of up to 1% over the two-year period after purchase. Class A shares are available upon conversion of Class B shares eight years after purchase or through an exchange of Class A shares of certain ING Funds. Class B common shares are subject to an EWC of up to 3.0% over the five-year period after purchase and Class C common shares are subject to an EWC of 1% during the first year after purchase. The separate classes of shares differ principally in the distribution fees and shareholder servicing fees. All shareholders bear the common expenses of the Fund and earn income from all portfolios pro rata on the average daily net assets of each class, without distinction between share classes. Dividends for each class are based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in the per share dividend rates generally result from the relative weighting of pro rata income and realized gains allocations and from differences in separate class expenses, including distribution fees and shareholder servicing fees. The Fund invests at least 80% of its assets in senior loans which are exempt from registration under the Securities Act of 1933 as amended (the "'33 Act"), but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America.

A. SENIOR LOAN AND OTHER SECURITY VALUATION. Loans are normally valued at the mean of the means of one or more bid and asked quotations obtained from a pricing service or other sources determined by the Board of Trustees to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which quotations are more readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued. The Fund has engaged an independent pricing service to provide quotations from dealers in loans and to calculate values under the proxy procedure described above. It is expected that most of the loans held by the Fund will be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above. As of August 31, 2003, 97.8% of total long-term investments were valued based on these procedures.

     Prices from a pricing service may not be available for all loans and the Investment Manager may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Manager that the Investment Manager believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value as determined in good faith under procedures established by the Fund's Board of Trustees and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Manager and monitored by the Fund's Board of Trustees through its Valuation Committee. In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure;
     (ii) the nature, adequacy and value of the collateral, including the Fund's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans and the market environment and investor attitudes towards the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and
     (vii) the general economic and market conditions affecting the fair value of the loan. Securities other than senior loans for which reliable market value quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Trustees of the Fund. Investments in securities maturing in less than 60 days from the date of acquisition are valued at amortized cost. Short-term investments are carried at amortized cost.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, if any, the Fund intends not to be subject to any federal excise tax.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Loans are booked on a settlement basis and security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis at the then-current loan rate. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Premium amortization and discount accretion are determined by the effective yield method over the shorter of four years or the actual term of the loan. Arrangement fees on revolving credit facilities, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized using the effective yield method over the shorter of four years or the actual term of the loan. No such fees are recognized on loans which have been placed on non-accrual status. Arrangement fees associated with all other loans, except revolving credit facilities, are treated as discounts and are accreted as described above.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Fund records distributions to its shareholders on the ex-dividend date. The Fund declares and goes ex-dividend daily and pays dividends monthly for net investment income. Distributions from capital gains, if any, are declared on an annual basis.

E. USE OF ESTIMATES. Management of the Fund has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with accounting principles generally accepted in the United States of America. Actual results could differ from these estimates.

NOTE 3 -- INVESTMENTS

For the six months ended August 31, 2003, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term investments, totaled $164,358,528 and $129,108,184 respectively. At August 31, 2003, the Fund held senior loans valued at $355,513,212 representing 98.8% of its total investments (excluding short-term investments). The market value of these assets is established as set forth in Note 1.

The senior loans acquired by the Fund may take the form of a direct lending relationship with the borrower or an assignment of a lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest.

Warrants and shares of common stock held in the portfolio were acquired in conjunction with senior loans held by the Fund. Certain of these shares and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated period of time after the issuance of the stock. The Fund values portfolio securities by using the market value of the securities when reliable market value quotations for the securities are readily available. When reliable market value quotations are not readily available, the Fund determines, in good faith, the fair value of the securities in accordance with the Fund's fair valuation procedures as established by the Board of Trustees.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                                            DATE OF           COST OR
                                                                          ACQUISITION      ASSIGNED BASIS
                                                                          -----------      --------------
Decision One Corporation -- Common Shares                                   09/27/01         $      --
Murray's Discount Auto Stores, Inc. -- Escrow                               08/11/03           155,087
Neoplan -- Common Shares                                                    08/29/03                --
Neoplan -- Preferred B Shares                                               08/29/03                --
Neoplan -- Preferred C Shares                                               08/29/03            40,207
Neoplan -- Preferred D Shares                                               08/29/03           330,600
New World Restaurant Group, Inc. -- Warrants                                02/20/02                20
Safelite Glass Corporation -- Common Shares                                 06/21/01                --
Safelite Realty -- Common Shares                                            06/21/01                --
Targus -- Warrants                                                          03/11/03                --
                                                                                           --------------
Total restricted securities excluding senior loans (market value
   of $1,549,510 was 0.38% of net assets at August 31, 2003)                                 $ 525,914
                                                                                           ==============

NOTE 4 -- MANAGEMENT AND ADMINISTRATION AGREEMENT

The Fund has entered into an Investment Management Agreement with the Investment Manager to provide advisory and management services. The Investment Management Agreement compensates the Investment Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Fund's average daily gross asset value, minus the sum of the Fund's accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund) ("Managed Assets"). Effective August 1, 2003, the

Fund is sub-advised by Aeltus Investment Management, Inc. ("ING Aeltus"). Under the Sub-Advisory Agreement, ING Aeltus is responsible for managing the assets of the Fund in accordance with its investment objective and policies, subject to oversight by the Investment Manager. Both ING Aeltus and the Investment Manager are indirect wholly owned subsidiaries of ING Groep N.V. and affiliates of each other.

The Fund has also entered into an Administration Agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.10% of the Fund's Managed Assets.

NOTE 5 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Fund has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, LLC (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Fund for expenses incurred in the distribution of the Fund's shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of the Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or Shareholder Servicing Fees ("Service Fees") paid to securities dealers who executed a distribution agreement with the Distributor. Under the 12b-1 plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following annual rates:

           CLASS A           CLASS B           CLASS C           CLASS Q
           -------           -------           -------           -------
            0.25%             1.00%             0.75%             0.25%

During the six months ended August 31, 2003, the Distributor waived 0.25% of the Service Fee on Class B only.

NOTE 6 -- EXPENSE LIMITATIONS

The Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs and extraordinary expenses, to the following:

    Class A -- 0.90% of Managed Assets plus 0.45% of average daily net assets Class B -- 0.90% of Managed Assets plus 1.20% of average daily net assets Class C -- 0.90% of Managed Assets plus 0.95% of average daily net assets Class Q -- 0.90% of Managed Assets plus 0.45% of average daily net assets

As of August 31, 2003, the three-year cumulative amount of reimbursed fees that are subject to possible recoupment by the Manager is $1,120,126.

NOTE 7 -- COMMITMENTS

The Fund has entered into a five-year revolving credit agreement, collateralized by assets of the Fund, to borrow up to $100 million maturing June 13, 2006. Borrowing rates under this agreement are based on a commercial paper pass through rate plus 0.40% on the funded portion. A commitment fee of 0.10% is charged on the unused portion of the facility. There was no amount of borrowings outstanding at August 31, 2003. Average borrowings for the six months ended August 31, 2003 was $27,108,696 and the average annualized cost of borrowings was 2.37%.

NOTE 8 -- SENIOR LOAN COMMITMENTS

At August 31, 2003, the Fund had unfunded loan commitments pursuant to the terms of the following loan agreements:

Amerco, Inc.                                  $    2,943,508
Centennial Cellular Operating Company              1,000,000
Cincinnati Bell, Inc.                                977,392
Citadel Broadcasting Company                       1,500,000
Fleming Companies, Inc.                              962,221
Hercules, Inc.                                     1,000,000
Lyondell Chemical Company                     $    1,000,000
Neoplan USA Corp.                                    192,962
Nextel Finance Company                             1,832,793
Park Place Entertainment Corporation                 990,394
Six Flags Theme Parks, Inc.                        1,000,000
United Defense Industries, Inc.                    2,000,000
                                              --------------
                                              $   15,399,270
                                              ==============

NOTE 9 -- TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At August 31, 2003, the Fund had the following amounts recorded in payable to affiliates on the accompanying Statement of Assets and Liabilities (see Notes 3 and 4):

         ACCRUED INVESTMENT         ACCRUED         ACCRUED DISTRIBUTION
           MANAGEMENT FEES    ADMINISTRATIVE FEES     AND SERVICE FEES       TOTAL
         ------------------   -------------------   --------------------   ---------
             $ 255,168              $ 31,896             $ 134,128         $ 421,192

At August 31, 2003, ING Life Insurance and Annuity Company and Equitable Life Insurance Company of Iowa, wholly-owned indirect subsidiaries of ING Groep N.V., owned 10.6% and 31.2%, respectively, of the Fund. Investment activities of this shareholder could have a material impact on the Fund.

The Fund has adopted a Retirement Policy covering all independent trustees of the Fund who will have served as an independent trustee for at least five years at the time of retirement. Benefits under this plan are based on an annual rate as defined in the plan agreement, as amended.

NOTE 10 -- CUSTODIAL AGREEMENT

State Street Bank and Trust Company ("SSB") serves as the Fund's custodian and recordkeeper. Custody fees paid to SSB may be reduced by earnings credits based on the cash balances held by SSB for the Fund.

There were no earning credits for the six months ended August 31, 2003.

NOTE 11 -- SUBORDINATED LOANS AND UNSECURED LOANS

The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Fund may invest up to 10% of its total assets, measured at the time of investment, in subordinated loans and up to 10% of its total assets, measured at the time of investment, in unsecured loans. As of August 31, 2003, the Fund held 1.3% of its total assets in subordinated loans and unsecured loans.

NOTE 12 -- CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

                                                               CLASS A SHARES                     CLASS B
                                                     ------------------------------    ------------------------------
                                                       SIX MONTHS         YEAR           SIX MONTHS         YEAR
                                                         ENDED           ENDED             ENDED            ENDED
                                                       AUGUST 31,      FEBRUARY 28,      AUGUST 31,      FEBRUARY 28,
                                                         2003             2003              2003            2003
                                                     -------------    -------------    -------------    -------------
NUMBER OF SHARES
Shares sold                                              3,549,081          697,541        1,178,958          529,384(1)
Dividends reinvested                                        29,861           18,011           17,206           22,777
Shares redeemed                                           (158,859)        (128,377)        (102,310)        (217,666)(1)
                                                     -------------    -------------    -------------    -------------
Net increase in shares outstanding                       3,420,083          587,175        1,093,854          334,495
                                                     =============    =============    =============    =============
DOLLAR AMOUNT ($)
Shares sold                                          $  53,568,328    $  10,303,765    $  17,770,466    $   7,862,602(2)
Dividends reinvested                                       450,784          265,212          258,980          336,436
Shares redeemed                                         (2,392,563)      (1,890,380)      (1,536,266)      (3,212,215)(2)
                                                     -------------    -------------    -------------    -------------
Net increase                                         $  51,626,549    $   8,678,597    $  16,493,180    $   4,986,823
                                                     =============    =============    =============    =============

                                                                 CLASS C                          CLASS Q
                                                     ------------------------------    ------------------------------
                                                       SIX MONTHS          YEAR          SIX MONTHS         YEAR
                                                         ENDED            ENDED            ENDED            ENDED
                                                       AUGUST 31,      FEBRUARY 28,      AUGUST 31,      FEBRUARY 28,
                                                         2003             2003              2003            2003
                                                     -------------    -------------    -------------    -------------
NUMBER OF SHARES
Shares sold                                              5,553,985        1,548,667        1,349,182          374,311
Dividends reinvested                                        60,428           63,192          175,987          682,409
Shares redeemed                                           (353,456)        (709,214)      (3,269,406)        (936,355)
                                                     -------------    -------------    -------------    -------------
Net increase (decrease) in shares outstanding            5,260,957          902,645       (1,744,237)         120,365
                                                     =============    =============    =============    =============
DOLLAR AMOUNT ($)
Shares sold                                          $  83,782,896    $  22,961,598    $  20,347,021    $   5,582,887
Dividends reinvested                                       910,982          932,572        2,624,550       10,067,130
Shares redeemed                                         (5,314,558)     (10,428,994)     (49,322,702)     (13,715,870)
                                                     -------------    -------------    -------------    -------------
Net increase (decrease)                              $  79,379,320    $  13,465,176    $ (26,351,131)   $   1,934,147
                                                     =============    =============    =============    =============

(1)  Excludes 12,712 shares rescinded.
(2)  Excludes $189,639 for shares rescinded.

NOTE 13 -- FEDERAL INCOME TAXES

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. The tax composition of dividends and distributions to shareholders for six months ended August 31, 2003 and year ended February 28, 2003 were as follows:

                                          ORDINARY        LONG-TERM     TAX RETURN
                                           INCOME       CAPITAL GAINS   OF CAPITAL
                                       --------------   -------------   ----------
August 31, 2003                          $  7,252,261       $ --           $ --
February 28, 2003                          12,415,366         --             --

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. To the extent distributions exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

Capital loss carryforwards, which may be used to offset future realized capital gains for federal income tax purposes were as follows at February 28, 2003:

                       AMOUNT          EXPIRATION DATES
                    ------------       ----------------
                    $  2,454,651           2010-2011

NOTE 14 -- SUBSEQUENT EVENTS

DIVIDENDS DECLARED

Subsequent to August 31, 2003, the Fund declared the following dividends:

PER SHARE AMOUNT     TYPE     DECLARATION DATE     RECORD DATE    PAYABLE DATE
----------------     ----     ----------------     -----------    -------------
  $ 0.05025(A)        NII          Daily              Daily         9/30/03
  $ 0.04405(B)        NII          Daily              Daily         9/30/03

NII -- Net Investment Income
(A) For Class A and Q shares.
(B) For Class B and C shares.

RESCISSION OFFER

Certain of the Fund's Class A shares sold during the period of June 30, 2003 to July 16, 2003 ("Rescission Period") were not registered with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended. During the Rescission Period, up to 454,994 shares were sold without registration. On October 10, 2003, the Fund filed a Registration Statement on Form N-2 offering to repurchase the unregistered Class A shares sold during the Rescission Period ("Rescission Offer"). The Investment Manager has agreed to pay the costs of the Rescission Offer (I.E., legal and accounting expenses and printing and mailing expenses) and any net loss to the Fund resulting from the Rescission Offer.

PORTFOLIO OF INVESTMENTS as of August 31, 2003 (Unaudited)

SENIOR LOANS*: 88.0%

                                                                              BANK LOAN
                                                                              RATINGS+
                                                                             (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
AEROSPACE AND DEFENSE: 1.9%
                           ALLIANT TECHSYSTEMS, INC.                        Ba2        BB-
        $   2,282,527      Term Loan, maturing April 20, 2009                                   $   2,293,368
                           DRS TECHNOLOGIES, INC.                           Ba3        BB-
              982,526      Term Loan, maturing September 30, 2008                                     991,122
                           TITAN CORPORATION                                Ba3        BB-
            1,980,000      Term Loan, maturing June 30, 2009                                        1,985,981
                           UNITED DEFENSE INDUSTRIES, INC.                  Ba3        BB
            2,502,128      Term Loan, maturing August 13, 2009                                      2,511,288
                                                                                                -------------
                                                                                                    7,781,759
                                                                                                -------------
AUTOMOTIVE: 4.6%
                           AFTERMARKET TECHNOLOGY CORPORATION               Ba2        BB-
              560,720      Term Loan, maturing February 08, 2008                                      559,317
              409,393      Term Loan, maturing February 08, 2008                                      410,160
                           COLLINS & AIKMAN PRODUCTS                        B1         B+
            1,472,494      Term Loan, maturing December 31, 2005                                    1,461,450
                      (1)  FEDERAL-MOGUL CORPORATION                        Ca          D
            1,500,000      Term Loan, maturing February 24, 2004                                    1,143,750
            2,000,000      Term Loan, maturing February 24, 2005                                    1,514,000
                           GOODYEAR TIRE & RUBBER COMPANY                   Ba2        BB+
            1,500,000      Term Loan, maturing March 31, 2006                                       1,496,250
                           HLI OPERATING COMPANY, INC.                      Ba3        BB-
            1,500,000      Term Loan, maturing June 03, 2009                                        1,509,375
                           POLYPORE, INC.                                   Ba3        BB-
            1,481,250      Term Loan, maturing December 31, 2007                                    1,492,358
                           SAFELITE GLASS CORPORATION                       B3         B+
            1,700,073      Term Loan, maturing September 30, 2007                                   1,674,571
            2,734,289      Term Loan, maturing September 30, 2007                                   2,693,275
                           STONERIDGE, INC.                                 Ba3        BB
              287,500      Term Loan, maturing April 30, 2008                                         287,440
                           TRW AUTOMOTIVE ACQUISITIONS CORPORATION          Ba2        BB
            3,000,000      Term Loan, maturing February 28, 2011                                    3,012,500
                           UNITED COMPONENTS, INC.                          B1         BB-
            1,500,000      Term Loan, maturing June 30, 2010                                        1,512,500
                                                                                                -------------
                                                                                                   18,766,946
                                                                                                -------------
BEVERAGE, FOOD AND TOBACCO: 4.7%
                           AURORA FOODS, INC.                               B3         CC
            1,937,526      Term Loan, maturing September 30, 2006                                   1,782,522
                           BIRDS EYE FOODS, INC.                            Ba3        B+
            1,987,494      Term Loan, maturing June 30, 2008                                        1,995,775
                           COMMONWEALTH BRANDS, INC.                        Ba3        BB-
            1,111,000      Term Loan, maturing August 28, 2007                                      1,114,470
                           CONSTELLATION BRANDS, INC.                       Ba1        BB
            1,741,750      Term Loan, maturing November 30, 2008                                    1,759,820
                           COTT BEVERAGES, INC.                             Ba3        BB+
              170,000      Term Loan, maturing December 31, 2006                                      170,530
                           CP KELCO APS                                     B3          B
            1,067,482      Term Loan, maturing March 31, 2008                                       1,067,481
              354,937      Term Loan, maturing September 30, 2008                                     354,936

                 See Accompanying Notes to Financial Statements

                                                                              BANK LOAN
                                                                              RATINGS+
                                                                             (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
BEVERAGE, FOOD AND TOBACCO (CONTINUED)
                           DEAN FOODS COMPANY                               Ba1        BB+
        $   2,969,990      Term Loan, maturing July 15, 2008                                    $   2,979,413
                           DEL MONTE CORPORATION                            Ba3        BB-
            1,852,850      Term Loan, maturing December 20, 2010                                    1,870,915
                      (1)  FLEMING COMPANIES, INC.                          B3          D
            1,710,500      Revolver, maturing June 18, 2007                                         1,631,471
              950,124      Term Loan, maturing June 18, 2008                                          904,992
                           INTERSTATE BRANDS CORPORATION                    Ba2        BBB-
              961,272      Term Loan, maturing July 19, 2007                                          963,795
                           NATIONAL DAIRY HOLDINGS, L.P.                    Ba2        BB+
              987,500      Term Loan, maturing April 30, 2009                                         987,911
                           SOUTHERN WINE & SPIRITS OF AMERICA, INC.         Ba3        BBB-
            1,237,500      Term Loan, maturing July 02, 2008                                        1,243,687
                                                                                                -------------
                                                                                                   18,827,718
                                                                                                -------------
BUILDINGS AND REAL ESTATE: 0.9%
                      (1)  AMERCO, INC.                                     NR         NR
               56,492      Debtor in Possession Term Loan,
                            maturing August 13, 2004                                                   56,208
                           BUILDING MATERIALS HOLDING CORPORATION           Ba2        BB-
            1,000,000      Term Loan, maturing August 21, 2010                                      1,003,750
                           MACERICH PARTNERSHIP, L.P.                       Ba2        NR
            1,574,400      Term Loan, maturing July 26, 2005                                        1,580,303
                           WERNER HOLDINGS CO., INC.                        Ba3        B+
            1,000,000      Term Loan, maturing June 11, 2009                                        1,013,332
                                                                                                -------------
                                                                                                    3,653,593
                                                                                                -------------
CABLE TELEVISION: 7.0%
                      (1)  ADELPHIA COMMUNICATIONS CORPORATION              NR         BBB
            1,963,795      Debtor in Possession Term Loan,
                            maturing June 25, 2004                                                  1,976,683
                           BRESNAN COMMUNICATIONS, LLC                      B1         BB-
            2,000,000      Term Loan, maturing December 31, 2007                                    2,008,125
                           CC VI OPERATING COMPANY, LLC                     B2        CCC+
            1,000,000      Term Loan, maturing November 12, 2008                                      901,000
                           CC VIII OPERATING, LLC                           B2         B-
            2,955,000      Term Loan, maturing February 02, 2008                                    2,773,476
                      (1)  CENTURY CABLE HOLDINGS, LLC                     Caa1         D
              820,000      Revolver, maturing March 31, 2009                                          680,600
            1,000,000      Term Loan, maturing December 31, 2009                                      823,000
                           CHARTER COMMUNICATIONS OPERATING, LLC            B2          B
            2,940,113      Term Loan, maturing March 18, 2008                                       2,763,523
                           COMCAST CABLE COMMUNICATIONS                     Ba1        BBB
            2,000,000      Term Loan, maturing November 05, 2006                                    1,991,000
                           FALCON CABLE COMMUNICATIONS, LLC                 B2         BB
              997,389      Term Loan, maturing December 31, 2007                                      910,116
                      (1)  FRONTIERVISION OPERATING PARTNERS, L.P.          B2          D
            1,000,000      Revolver, maturing October 31, 2005                                        951,666
            1,000,000      Term Loan, maturing March 31, 2006                                         951,666
            1,136,364      Term Loan, maturing September 30, 2005                                   1,081,440

                 See Accompanying Notes to Financial Statements

                                                                              BANK LOAN
                                                                              RATINGS+
                                                                             (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
CABLE TELEVISION (CONTINUED)
                      (1)  HILTON HEAD COMMUNICATIONS, L.P.                Caa1        NR
        $   1,000,000      Revolver, maturing September 30, 2007                                $     813,000
                           INSIGHT MIDWEST HOLDINGS, LLC                    Ba3        BB+
            3,000,000      Term Loan, maturing December 31, 2009                                    3,005,625
                           MCC IOWA MEDIACOM BROADBAND                      Ba3        BB+
            3,000,000      Term Loan, maturing September 30, 2010                                   3,004,790
                      (1)  OLYMPUS CABLE HOLDINGS, LLC                      B2          D
            4,250,000      Term Loan, maturing September 30, 2010                                   3,713,438
                                                                                                -------------
                                                                                                   28,349,148
                                                                                                -------------
CARGO TRANSPORT: 1.2%
                      (1)  AMERICAN COMMERCIAL LINES, LLC                   Ba3        NR
            1,000,000      Debtor in Possession Term Loan,
                            maturing July 31, 2004                                                    997,500
                           NEOPLAN USA CORPORATION                          NR         NR
              510,500      Term Loan, maturing June 30, 2006                                          510,500
                           PACER INTERNATIONAL, INC.                        B1         BB-
            1,394,118      Term Loan, maturing June 10, 2010                                        1,407,187
                           RAILAMERICA, INC.                                Ba3        BB
              316,800      Term Loan, maturing May 22, 2009                                           317,790
              264,000      Term Loan, maturing May 22, 2009                                           264,825
            1,399,200      Term Loan, maturing May 22, 2009                                         1,403,573
                                                                                                -------------
                                                                                                    4,901,375
                                                                                                -------------
CELLULAR COMMUNICATIONS: 5.8%
                           AIRGATE PCS, INC.                                B2        CCC-
              234,680      Term Loan, maturing June 06, 2007                                          218,251
            2,742,213      Term Loan, maturing September 30, 2008                                   2,550,258
                           CENTENNIAL CELLULAR OPERATING COMPANY            B3          B
              632,731      Term Loan, maturing November 30, 2006                                      607,949
                           CENTENNIAL PUERTO RICO OPERATIONS CORPORATION    B3          B
              632,731      Term Loan, maturing November 30, 2006                                      607,949
                           MICROCELL TELECOMMUNICATIONS, INC.               NR        CCC+
              913,402      Term Loan, maturing March 01, 2006                                         819,017
                           NEXTEL FINANCE COMPANY                           Ba2        BB
              167,207      Revolver, maturing December 31, 2007                                       160,561
            9,575,742      Term Loan, maturing December 31, 2007                                    9,263,334
            2,985,000      Term Loan, maturing March 31, 2009                                       2,971,941
                           NEXTEL OPERATIONS, INC.                          Ba2        BB
            2,006,617      Term Loan, maturing February 10, 2007                                    2,023,880
                           RURAL CELLULAR CORPORATION                       B2         B-
            2,000,000      Term Loan, maturing April 03, 2008                                       1,908,750
                           WESTERN WIRELESS CORPORATION                     B3         B-
            2,291,667      Term Loan, maturing March 31, 2008                                       2,188,542
                                                                                                -------------
                                                                                                   23,320,432
                                                                                                -------------
CHEMICALS, PLASTICS AND RUBBER: 4.9%
                           EQUISTAR CHEMICALS, L.P.                         Ba2        BB
            1,239,116      Term Loan, maturing August 24, 2007                                      1,244,889
                           FMC CORPORATION                                  Ba1       BBB-
              995,000      Term Loan, maturing October 21, 2007                                     1,008,432

                 See Accompanying Notes to Financial Statements

                                                                              BANK LOAN
                                                                              RATINGS+
                                                                             (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
CHEMICALS, PLASTICS AND RUBBER (CONTINUED)
                           GEO SPECIALTY CHEMICALS, INC.                    B3        CCC+
        $     830,101      Term Loan, maturing December 31, 2007                                $     751,241
                           HERCULES, INC.                                   Ba1        BB
            2,487,500      Term Loan, maturing May 15, 2007                                         2,499,938
                           HUNTSMAN, LLC                                    B2         B+
            1,142,063      Term Loan, maturing March 31, 2007                                       1,015,484
            2,368,106      Term Loan, maturing March 31, 2007                                       2,105,641
                           HUNTSMAN INTERNATIONAL, LLC                      B1         B+
            1,233,420      Term Loan, maturing June 30, 2007                                        1,238,046
            1,233,314      Term Loan, maturing June 30, 2008                                        1,237,683
                           INEOS GROUP HOLDINGS, PLC                        Ba2        BB
            2,355,012      Term Loan, maturing April 26, 2009                                       2,365,805
                           JOHNSONDIVERSEY, INC.                            Ba3        BB-
            1,907,005      Term Loan, maturing November 03, 2009                                    1,917,732
                           NOVEON, INC.                                     B1         BB-
            3,000,000      Term Loan, maturing September 30, 2008                                   3,030,000
                           ROCKWOOD SPECIALTIES GROUP, INC.                 B1         B+
            1,500,000      Term Loan, maturing July 23, 2010                                        1,515,626
                                                                                                -------------
                                                                                                   19,930,517
                                                                                                -------------
CONTAINERS, PACKAGING AND GLASS: 5.1%
                           BERRY PLASTICS CORPORATION                       B1         B+
            1,980,000      Term Loan, maturing July 22, 2010                                        1,993,364
                           CONSTAR INTERNATIONAL, INC.                      B1         BB-
            1,985,000      Term Loan, maturing November 20, 2009                                    1,951,090
                           CROWN CORK & SEAL CO., INC.                      Ba3        BB
            1,500,000      Term Loan, maturing September 15, 2008                                   1,510,688
                           GRAPHIC PACKAGING INTERNATIONAL, INC.            B1         B+
            4,000,000      Term Loan, maturing August 08, 2009                                      4,021,252
                           GREIF BROS. CORPORATION                          Ba3        BB
              990,000      Term Loan, maturing August 23, 2009                                        995,445
                           JEFFERSON SMURFIT CORPORATION                    Ba3        B+
            1,098,182      Term Loan, maturing March 31, 2007                                       1,102,758
                           KERR GROUP, INC.                                 B1         BB-
            1,500,000      Term Loan, maturing August 13, 2010                                      1,514,063
                           OWENS-ILLINOIS GROUP, INC.                       B1         BB
            3,000,000      Term Loan, maturing April 01, 2008                                       3,010,626
                           SILGAN HOLDINGS, INC.                            Ba2        BB
            1,995,000      Term Loan, maturing November 30, 2008                                    2,004,560
                           SMURFIT-STONE CONTAINER CANADA, INC.             Ba3        B+
              366,698      Term Loan, maturing June 30, 2009                                          368,394
                           STONE CONTAINER CORPORATION                      Ba3        B+
            2,164,264      Term Loan, maturing June 30, 2009                                        2,174,274
                                                                                                -------------
                                                                                                   20,646,514
                                                                                                -------------
DIVERSIFIED/CONGOMERATE MANUFACTURING: 2.2%
                           BRAND SERVICES, INC.                             B1         B+
              995,000      Term Loan, maturing October 16, 2009                                       999,353
                           FLOWSERVE CORPORATION                            Ba3        BB-
            2,806,835      Term Loan, maturing June 30, 2009                                        2,823,875

                 See Accompanying Notes to Financial Statements

                                                                              BANK LOAN
                                                                              RATINGS+
                                                                             (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
DIVERSIFIED/CONGOMERATE MANUFACTURING (CONTINUED)
                           MUELLER GROUP, INC.                              B1         B+
        $     990,000      Term Loan, maturing May 31, 2008                                     $     990,884
                           NEPTUNE TECHNOLOGY GROUP, INC.                   B1         B+
            1,217,105      Term Loan, maturing March 31, 2010                                       1,230,798
                           SPX CORPORATION                                  Ba2       BBB-
            2,727,500      Term Loan, maturing September 30, 2009                                   2,742,842
                                                                                                -------------
                                                                                                    8,787,752
                                                                                                -------------
DIVERSIFIED/CONGOMERATE SERVICE: 0.7%
                           IRON MOUNTAIN, INC.                              Ba3        BB
              996,000      Term Loan, maturing February 15, 2008                                    1,002,403
                           US INVESTIGATIONS SERVICES, LLC                  B1         BB-
            1,757,883      Term Loan, maturing January 10, 2009                                     1,760,081
                                                                                                -------------
                                                                                                    2,762,484
                                                                                                -------------
ECOLOGICAL: 0.4%
                           ALLIED WASTE NORTH AMERICA, INC.                 Ba3        BB
            1,500,000      Term Loan, maturing January 15, 2010                                     1,510,714
                                                                                                -------------
                                                                                                    1,510,714
                                                                                                -------------
ELECTRONICS: 1.5%
                           DECISION ONE CORPORATION                         B3         CCC
            2,842,000      Term Loan, maturing April 18, 2005                                       2,415,701
                           SEAGATE TECHNOLOGY HDD HOLDINGS, INC.            Ba1        BB+
            1,414,314      Term Loan, maturing May 13, 2007                                         1,421,132
                           SEAGATE TECHNOLOGY (US) HOLDINGS, INC.           Ba1        BB+
              565,686      Term Loan, maturing May 13, 2007                                           568,413
                           TRANSACTION NETWORK SERVICES, INC.               Ba3        BB-
            1,761,256      Term Loan, maturing April 03, 2007                                       1,753,551
                                                                                                -------------
                                                                                                    6,158,797
                                                                                                -------------
FARMING AND AGRICULTURE: 0.7%
                           SCOTTS COMPANY                                   Ba3        BB
            2,777,638      Term Loan, maturing December 31, 2007                                    2,798,470
                                                                                                -------------
                                                                                                    2,798,470
                                                                                                -------------
FINANCE: 0.5%
                           RENT-A-CENTER, INC.                              Ba2        BB
            2,000,000      Term Loan, maturing May 28, 2009                                         2,015,834
                                                                                                -------------
                                                                                                    2,015,834
                                                                                                -------------
GAMING: 3.0%
                           ALLIANCE GAMING CORPORATION                      B1         BB-
            1,975,000      Term Loan, maturing December 31, 2006                                    1,989,402
                           AMERISTAR CASINOS, INC.                          Ba3        BB-
            1,984,685      Term Loan, maturing December 20, 2006                                    1,993,864
                           ARGOSY GAMING COMPANY                            Ba2        BB
            1,933,817      Term Loan, maturing July 31, 2008                                        1,944,695
                           ISLE OF CAPRI CASINOS, INC.                      Ba2        BB-
              987,500      Term Loan, maturing April 26, 2008                                         991,280
                           MANDALAY RESORT GROUP                            Ba2        BB+
            2,000,000      Term Loan, maturing August 21, 2006                                      1,994,166

                 See Accompanying Notes to Financial Statements

                                                                              BANK LOAN
                                                                              RATINGS+
                                                                             (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
GAMING (CONTINUED)
                           PARK PLACE ENTERTAINMENT CORPORATION             Ba1       BBB-
        $   1,009,606      Revolver, maturing December 31, 2003                                 $     996,776
                           PENN NATIONAL GAMING                             Ba3        B+
            1,496,250      Term Loan, maturing September 01, 2007                                   1,503,918
                           UNITED AUBURN INDIAN COMMUNITY                   Ba3        BB-
              783,784      Term Loan, maturing January 24, 2009                                       789,662
                                                                                                -------------
                                                                                                   12,203,763
                                                                                                -------------
GROCERY: 0.5%
                           GIANT EAGLE, INC.                                Ba2        BB+
            1,980,000      Term Loan, maturing August 02, 2009                                      1,987,425
                                                                                                -------------
                                                                                                    1,987,425
                                                                                                -------------
HEALTHCARE, EDUCATION AND CHILDCARE: 7.7%
                           ALARIS MEDICAL SYSTEMS, INC.                     B1         BB
              918,367      Term Loan, maturing June 30, 2009                                          927,780
                           ALLIANCE IMAGING, INC.                           B1         B+
              778,626      Term Loan, maturing November 02, 2006                                      765,973
              895,105      Term Loan, maturing June 10, 2008                                          872,055
                           AMERIPATH, INC.                                  B1         B+
              897,750      Term Loan, maturing March 27, 2010                                         899,994
                           APRIA HEALTHCARE GROUP, INC.                     Ba1       BBB-
            1,965,000      Term Loan, maturing July 20, 2008                                        1,966,228
                           CAREMARK RX, INC.                                Ba2       BBB-
            1,478,775      Term Loan, maturing March 31, 2006                                       1,482,935
                           COMMUNITY HEALTH SYSTEMS, INC.                   Ba3        BB-
            2,977,500      Term Loan, maturing July 16, 2010                                        2,988,666
            1,000,000      Term Loan, maturing January 16, 2011                                     1,003,750
                           DAVITA, INC.                                     Ba3        BB-
            3,000,000      Term Loan, maturing March 31, 2009                                       3,013,125
                           EXPRESS SCRIPTS, INC.                            Ba1       BBB-
              769,231      Term Loan, maturing March 31, 2008                                         772,528
                           FISHER SCIENTIFIC INTERNATIONAL, INC.            Ba3        BB+
            1,496,250      Term Loan, maturing March 31, 2010                                       1,505,976
                           HCA, INC.                                        Ba1       BBB-
            1,275,000      Term Loan, maturing April 30, 2006                                       1,255,875
                           IASIS HEALTHCARE CORPORATION                     B1         B+
              925,000      Term Loan, maturing February 09, 2009                                      931,475
                           KINETIC CONCEPTS, INC.                           B1         BB-
            2,500,000      Term Loan, maturing August 05, 2010                                      2,518,750
                           MEDCO HEALTH                                     Ba1        BBB
            1,500,000      Term Loan, maturing June 30, 2010                                        1,500,938
                           OXFORD HEALTH PLANS, INC.                        Ba2        BB+
            1,496,250      Term Loan, maturing April 25, 2009                                       1,502,485
                           PACIFICARE HEALTH SYSTEMS, INC.                  B1         BB-
            1,000,000      Term Loan, maturing June 03, 2008                                        1,006,563
                           TRIAD HOSPITALS, INC.                            Ba3        BB
            1,961,818      Term Loan, maturing September 30, 2008                                   1,976,198
                           VANGUARD HEALTH SYSTEMS, INC.                    Ba3        B+
            1,492,500      Term Loan, maturing January 03, 2010                                     1,499,963

                 See Accompanying Notes to Financial Statements

                                                                              BANK LOAN
                                                                              RATINGS+
                                                                             (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
HEALTHCARE, EDUCATION AND CHILDCARE (CONTINUED)
                           VICAR OPERATING, INC.                            B1         B+
        $   2,500,000      Term Loan, maturing June 30, 2009                                    $   2,512,500
                                                                                                -------------
                                                                                                   30,903,757
                                                                                                -------------
HOME AND OFFICE FURNISHING, HOUSEWARES: 0.8%
                           GLOBAL IMAGING SYSTEMS, INC.                     Ba3        BB-
              500,000      Term Loan, maturing June 25, 2009                                          505,000
                           SEALY MATTRESS COMPANY                           B1         B+
              445,517      Term Loan, maturing December 15, 2004                                      444,069
              596,027      Term Loan, maturing December 15, 2005                                      594,090
              762,051      Term Loan, maturing December 15, 2006                                      759,574
                           TEMPUR PEDIC                                     B1         B+
            1,000,000      Term Loan, maturing August 18, 2009                                      1,001,250
                                                                                                -------------
                                                                                                    3,303,983
                                                                                                -------------
INSURANCE: 0.3%
                           INFINITY PROPERTY & CASUALTY                    Baa3        BBB
            1,000,000      Term Loan, maturing June 30, 2010                                        1,007,500
                                                                                                -------------
                                                                                                    1,007,500
                                                                                                -------------
LEISURE, AMUSEMENT AND ENTERTAINMENT: 3.1%
                           AMF BOWLING WORLDWIDE, INC.                      B1          B
              822,481      Term Loan, maturing February 28, 2008                                      824,194
                           LOEWS CINEPLEX ENTERTAINMENT CORPORATION         NR         NR
            1,870,432      Term Loan, maturing February 29, 2008                                    1,864,879
                           METRO-GOLDWYN-MAYER STUDIOS, INC.                Ba3        BB-
            3,000,000      Term Loan, maturing June 30, 2008                                        3,010,314
                           NEW JERSEY BASKETBALL, LLC                       B2         B-
            1,000,000      Term Loan, maturing December 08, 2003                                      995,000
                           PURE FISHING                                     NR         NR
            1,000,000      Term Loan, maturing December 31, 2009                                    1,001,875
                           SIX FLAGS THEME PARKS, INC.                      Ba2        BB-
            3,000,000      Term Loan, maturing June 30, 2009                                        2,999,064
                           VIVENDI UNIVERSAL ENTERTAINMENT, LLP             Ba2        BB+
            2,000,000      Term Loan, maturing June 30, 2008                                        2,011,876
                                                                                                -------------
                                                                                                   12,707,202
                                                                                                -------------
LODGING: 1.3%
                           EXTENDED STAY AMERICA, INC.                      Ba3        BB-
            1,439,887      Term Loan, maturing January 15, 2008                                     1,449,015
                           GAYLORD ENTERTAINMENT COMPANY                    NR         NR
            2,000,000      Term Loan, maturing March 22, 2006                                       1,990,000
                           WYNDHAM INTERNATIONAL, INC.                      NR        CCC+
              916,312      Term Loan, maturing June 30, 2004                                          782,588
            1,244,625      Term Loan, maturing June 30, 2006                                        1,039,884
                                                                                                -------------
                                                                                                    5,261,487
                                                                                                -------------
MACHINERY: 1.3%
                           ALLIANCE LAUNDRY HOLDINGS, LLC                   B1          B
            1,792,746      Term Loan, maturing August 02, 2007                                      1,786,396
                           NATIONAL WATERWORKS, INC.                        B1         BB-
            1,500,000      Term Loan, maturing November 22, 2009                                    1,512,563

                 See Accompanying Notes to Financial Statements

                                                                              BANK LOAN
                                                                              RATINGS+
                                                                             (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
MACHINERY (CONTINUED)
                           REXNORD CORPORATION                              B1         B+
        $   1,916,667      Term Loan, maturing November 25, 2009                                $   1,932,638
                                                                                                -------------
                                                                                                    5,231,597
                                                                                                -------------
MINING, STEEL, IRON AND NON-PRECIOUS METALS: 0.7%
                           PEABODY ENERGY CORPORATION                       Ba1        BB+
            2,992,500      Term Loan, maturing March 21, 2010                                       3,021,177
                                                                                                -------------
                                                                                                    3,021,177
                                                                                                -------------
OIL AND GAS: 2.2%
                           CITGO PETROLEUM CORPORATION                      Ba2        BB+
            1,500,000      Term Loan, maturing February 27, 2006                                    1,550,625
                           PACIFIC ENERGY GROUP, LLC                        Ba2       BBB-
            1,000,000      Term Loan, maturing July 26, 2009                                        1,006,563
                           PLAINS MARKETING, L.P.                           Ba1       BBB-
              990,000      Term Loan, maturing September 21, 2007                                     995,775
                           PMC COMPANY                                      Ba1       BBB-
            1,840,000      Term Loan, maturing May 05, 2006                                         1,841,150
                           TESORO PETROLEUM CORPORATION                     Ba3        BB
              831,250      Term Loan, maturing April 17, 2007                                         838,523
                           W-H ENERGY SERVICES, INC.                        B2         B+
            1,466,263      Term Loan, maturing April 16, 2007                                       1,462,598
                           WILLIAMS PRODUCTION RMT COMPANY                  B1         BB
            1,000,000      Term Loan, maturing May 30, 2007                                         1,008,750
                                                                                                -------------
                                                                                                    8,703,984
                                                                                                -------------
OTHER BROADCASTING AND ENTERTAINMENT: 2.1%
                           AMERICAN MOVIE CLASSICS                          Ba1       BBB-
              600,000      Term Loan, maturing March 14, 2009                                         601,937
                           DIRECTV HOLDINGS, LLC                            Ba2        BB-
            2,000,000      Term Loan, maturing March 06, 2010                                       2,013,376
                           PEGASUS MEDIA & COMMUNICATIONS, INC.             B3         B-
            3,867,021      Term Loan, maturing April 30, 2005                                       3,635,000
                           RAINBOW MEDIA GROUP                              Ba2        BB+
            2,400,000      Term Loan, maturing March 14, 2009                                       2,407,750
                                                                                                -------------
                                                                                                    8,658,063
                                                                                                -------------
OTHER TELECOMMUNICATIONS: 0.8%
                           CINCINNATI BELL, INC.                            B1         B+
            1,022,608      Revolver, maturing November 09, 2004                                     1,000,239
              802,416      Term Loan, maturing November 09, 2004                                      807,766
                           GCI HOLDINGS, INC.                               Ba3        BB+
            1,500,000      Term Loan, maturing October 15, 2004                                     1,511,250
                                                                                                -------------
                                                                                                    3,319,255
                                                                                                -------------
PERSONAL AND NON DURABLE CONSUMER PRODUCTS: 3.2%
                           ARMKEL, LLC                                      Ba3        B+
              849,447      Term Loan, maturing March 28, 2009                                         855,618
                           CHURCH & DWIGHT COMPANY, INC.                    Ba2        BB
            1,098,576      Term Loan, maturing September 30, 2007                                   1,106,326
                           JOSTENS, INC.                                    Ba3        BB-
            2,000,000      Term Loan, maturing July 29, 2010                                        2,011,250

                 See Accompanying Notes to Financial Statements

                                                                              BANK LOAN
                                                                              RATINGS+
                                                                             (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
PERSONAL AND NON DURABLE CONSUMER PRODUCTS (CONTINUED)
                           NORWOOD PROMOTIONAL PRODUCTS, INC.               NR         NR
        $   2,138,807      Term Loan, maturing February 01, 2005                                $   2,138,807
            1,772,402 (2)  Term Loan, maturing February 01, 2005                                      788,719
              452,744 (2)  Term Loan, maturing February 01, 2005                                           --
                           PLAYTEX PRODUCTS, INC.                           B1         B+
            4,104,167      Term Loan, maturing May 31, 2009                                         4,108,016
                           RAYOVAC CORPORATION                              Ba3        BB-
            1,780,000      Term Loan, maturing September 30, 2009                                   1,783,708
                                                                                                -------------
                                                                                                   12,792,444
                                                                                                -------------
PERSONAL, FOOD AND MISCELLANEOUS SERVICES: 1.8%
                           AFC ENTERPRISES, INC.                            B1          B
            1,405,155      Term Loan, maturing May 23, 2009                                         1,402,345
                           COINMACH CORPORATION                             B1         BB-
              980,000      Term Loan, maturing July 25, 2009                                          984,594
                           DOMINO'S, INC.                                   B1         BB-
            2,754,098      Term Loan, maturing June 25, 2010                                        2,779,918
                           OTIS SPUNKMEYER, INC.                            B1         B+
            1,930,165      Term Loan, maturing February 20, 2009                                    1,932,979
                                                                                                -------------
                                                                                                    7,099,836
                                                                                                -------------
PRINTING AND PUBLISHING: 5.5%
                           ADAMS OUTDOOR ADVERTISING, L.P.                  B1         B+
            1,770,506      Term Loan, maturing February 08, 2008                                    1,778,252
                           AMERICAN MEDIA OPERATIONS, INC.                  Ba3        B+
               30,244      Term Loan, maturing April 01, 2006                                          30,187
            3,120,508      Term Loan, maturing April 01, 2007                                       3,143,911
                           DEX MEDIA EAST, LLC                              Ba3        BB-
            2,195,122      Term Loan, maturing May 08, 2009                                         2,232,558
                           HOLLINGER INTERNATIONAL PUBLISHING, INC.         Ba2        BB-
              992,500      Term Loan, maturing September 30, 2009                                   1,008,628
                           LAMAR MEDIA CORPORATION                          Ba2        BB-
            4,000,000      Term Loan, maturing June 30, 2010                                        4,019,584
                           MOORE CORPORATION                                Ba2        BB+
            2,000,000      Term Loan, maturing March 15, 2010                                       2,012,812
                           R.H. DONNELLEY, INC.                             Ba3        BB
            1,932,697      Term Loan, maturing June 30, 2010                                        1,971,888
                           READER'S DIGEST ASSOCIATIONS, INC.               Ba1        BB+
            2,799,647      Term Loan, maturing May 20, 2008                                         2,779,899
                           TRANSWESTERN PUBLISHING COMPANY                  Ba3        BB-
            1,255,413      Term Loan, maturing June 27, 2008                                        1,261,495
                           ZIFF DAVIS MEDIA, INC.                           B3         CCC
            2,000,000      Term Loan, maturing March 31, 2007                                       1,832,500
                                                                                                -------------
                                                                                                   22,071,714
                                                                                                -------------
RADIO AND TV BROADCASTING: 3.5%
                           CITADEL BROADCASTING COMPANY                     Ba2        B+
              138,222      Term Loan, maturing June 26, 2008                                          138,222
                           CUMULUS MEDIA, INC.                              Ba3        B+
            1,995,000      Term Loan, maturing March 28, 2010                                       2,013,081

                 See Accompanying Notes to Financial Statements

                                                                              BANK LOAN
                                                                              RATINGS+
                                                                             (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
RADIO AND TV BROADCASTING (CONTINUED)
                           EMMIS OPERATING COMPANY                          Ba2        B+
        $     853,275      Term Loan, maturing February 28, 2009                                $     855,027
            1,692,932      Term Loan, maturing August 31, 2009                                      1,703,865
                           FISHER BROADCASTING, INC.                        Ba3        B+
              995,000      Term Loan, maturing February 28, 2010                                      993,134
                           GRAY TELEVISION, INC.                            Ba3        B+
            2,000,000      Term Loan, maturing December 31, 2010                                    2,017,084
                           LIN TELEVISION CORPORATION                       Ba2        BB
              525,714      Term Loan, maturing December 31, 2007                                      528,562
                           SINCLAIR BROADCAST GROUP, INC.                   Ba2        BB
              971,800      Term Loan, maturing December 31, 2009                                      977,830
            1,943,600      Term Loan, maturing December 31, 2009                                    1,957,571
                           SUSQUEHANNA MEDIA COMPANY                        Ba1        BB-
            2,468,750      Term Loan, maturing June 30, 2008                                        2,481,094
                           TELEVICENTRO OF PUERTO RICO, LLC                 Ba2        BB
              474,286      Term Loan, maturing December 31, 2007                                      476,756
                                                                                                -------------
                                                                                                   14,142,226
                                                                                                -------------
RETAIL: 2.0%
                           ADVANCE STORES COMPANY, INC.                     Ba3        BB-
            2,141,081      Term Loan, maturing November 30, 2007                                    2,154,462
                           CH OPERATING, LLC                                B2         B+
              725,045      Term Loan, maturing June 21, 2007                                          725,952
                           CSK AUTO, INC.                                   Ba3        BB-
              500,000      Term Loan, maturing February 15, 2006                                      505,000
                           PANTRY, INC.                                     B1         B+
              990,119      Term Loan, maturing March 31, 2007                                         997,544
                           PETCO ANIMAL SUPPLIES, INC.                      Ba3        BB-
              731,266      Term Loan, maturing October 26, 2008                                       735,837
                           RITE AID CORPORATION                             B1         BB
            2,000,000      Term Loan, maturing April 30, 2008                                       2,021,250
                           SHOPPERS DRUG MART CORPORATION                  Baa3       BBB+
              811,765      Term Loan, maturing February 04, 2009                                      813,879
                                                                                                -------------
                                                                                                    7,953,924
                                                                                                -------------
TELECOMMUNICATIONS EQUIPMENT: 2.5%
                           AMERICAN TOWER, L.P.                             B2          B
            2,939,325      Term Loan, maturing June 30, 2007                                        2,918,200
                           CROWN CASTLE OPERATING COMPANY                   Ba3        B-
            3,391,500      Term Loan, maturing March 15, 2008                                       3,400,281
                           PINNACLE TOWERS, INC.                            B1          D
            2,000,000      Term Loan, maturing October 31, 2005                                     1,990,834
                           SPECTRASITE COMMUNICATIONS, INC.                 B1         B+
            1,903,317      Term Loan, maturing December 31, 2007                                    1,915,808
                                                                                                -------------
                                                                                                   10,225,123
                                                                                                -------------
TEXTILES AND LEATHER: 1.2%
                           LEVI STRAUSS & COMPANY                           B1         BB
              974,196      Term Loan, maturing July 31, 2006                                          967,195
                           TARGUS GROUP, INC.                               NR         NR
            2,355,845      Term Loan, maturing August 31, 2006                                      2,084,922

                 See Accompanying Notes to Financial Statements

                                                                              BANK LOAN
                                                                              RATINGS+
                                                                             (UNAUDITED)
PRINCIPAL AMOUNT           BORROWER/TRANCHE DESCRIPTION                   MOODY'S      S&P          VALUE
-------------------------------------------------------------------------------------------------------------
TEXTILES AND LEATHER (CONTINUED)
                           WILLIAM CARTER COMPANY                           Ba3        BB
        $   1,944,040      Term Loan, maturing September 08, 2008                               $   1,954,571
                                                                                                -------------
                                                                                                    5,006,688
                                                                                                -------------
UTILITIES: 2.4%
                           CALPINE CONSTRUCTION FINANCE COMPANY, L.P.       NR         B+
            2,000,000      Term Loan, maturing February 26, 2009                                    2,035,000
                           CALPINE CORPORATION                              Ba3         B
            3,000,000      Term Loan, maturing July 16, 2007                                        3,005,625
                           MICHIGAN ELECTRIC TRANSMISSION COMPANY          Baa2        BB+
              990,000      Term Loan, maturing May 01, 2007                                           993,300
                           PIKE ELECTRIC, INC.                              Ba3        BB-
            1,647,059      Term Loan, maturing April 18, 2010                                       1,658,898
                           SOUTHERN CALIFORNIA EDISON COMPANY               Ba2        BB
            2,000,000      Term Loan, maturing March 01, 2005                                       2,007,188
                                                                                                -------------
                                                                                                    9,700,011
                                                                                                -------------
                           TOTAL SENIOR LOANS
                            (COST $354,710,654)                                                   355,513,212
                                                                                                -------------

OTHER CORPORATE DEBT: 0.5%

FINANCE: 0.5%
                           VALUE ASSET MANAGEMENT, INC.                     B3          B
        $   2,000,000      Senior Subordinated Bridge Note,
                            maturing August 31, 2005                                            $   1,920,000
                                                                                                -------------
                           TOTAL OTHER CORPORATE DEBT
                            (COST $1,990,000)                                                       1,920,000
                                                                                                -------------

EQUITIES AND OTHER ASSETS: 0.6%

                           SECURITY DESCRIPTION                                                     VALUE
-------------------------------------------------------------------------------------------------------------
             (@), (R)      Decision One Corporation (92,638 Common Shares)                                 --
               (@)         Microcell Telecommunications, Inc.
                            (908 1st Preferred Voting Shares)                                          10,058
               (@)         Microcell Telecommunications, Inc.
                            (92,980 1st Preferred Non-Voting Shares)                                  669,276
               (@)         Microcell Telecommunications, Inc.
                            (19,547 2nd Preferred Non-Voting Shares)                                  204,554
             (@), (R)      Murray's Discount Auto Stores, Inc. (Escrow)                               155,087
             (@), (R)      Neoplan U.S.A. Corporation (1,627 Common Shares)                                --
             (@), (R)      Neoplan U.S.A. Corporation (170,180 Preferred B Shares)                         --
             (@), (R)      Neoplan U.S.A. Corporation (101,690 Preferred C Shares)                     40,207
             (@), (R)      Neoplan U.S.A. Corporation (330,600 Preferred D Shares)                    330,600
             (@), (R)      New World Restaurant Group, Inc.
                            (Warrants for 2,244 Common Shares,
                            Expires June 15, 2006)                                                     34,636

                 See Accompanying Notes to Financial Statements

                           SECURITY DESCRIPTION                                                     VALUE
-------------------------------------------------------------------------------------------------------------
             (@), (R)      Safelite Glass Corporation
                            (99,495 Common Shares)                                              $     988,980
             (@), (R)      Safelite Realty (6,716 Common Shares)                                           --
             (@), (R)      Targus Group, Inc. (Warrants for 47,931 Common Shares,
                            Expires June 12, 2006)                                                         --
                                                                                                -------------
                           TOTAL FOR EQUITIES AND OTHER ASSETS
                            (COST $1,333,836)                                                       2,433,398
                                                                                                -------------
                           TOTAL LONG-TERM INVESTMENTS
                            (COST $358,034,490)                                                 $ 359,866,610
                                                                                                -------------

SHORT-TERM INVESTMENTS: 4.9%

PRINCIPAL AMOUNT           SECURITY DESCRIPTION                                                     VALUE
-------------------------------------------------------------------------------------------------------------
        $  19,900,000      State Street Repurchase Agreement
                            dated 08/29/03, 0.850% due 09/02/03,
                            $19,901,879 due upon repurchase
                            (Collateralized by $19,565,000 FNMA, 4.500%,
                            Market Value $20,298,688 due 08/15/04)                                 19,900,000
                                                                                                -------------
                           TOTAL SHORT-TERM INVESTMENTS
                            (COST $19,900,000)                                                     19,900,000
                                                                                                -------------

                           TOTAL INVESTMENTS (COST $377,934,490)**                     94.0%    $ 379,766,610
                           OTHER ASSETS AND LIABILITIES - NET                           6.0        24,429,433
                                                                                      ------    -------------
                           NET ASSETS                                                 100.0%    $ 404,196,043
                                                                                      ======    =============

----------
    * Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.
    + Bank Loans rated below Baa by Moody's Investor Services, Inc. or BBB by Standard & Poor's Group are considered to be below investment grade.
  (1) The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.
  (2)   Loan is on non-accrual basis.
   NR   Not Rated
  (@)   Non-income producing security.
  (R)   Restricted security.
   ** For federal income tax purposes, cost of investments (excluding short-term investments) is $358,034,490 and net unrealized appreciation consists of the following:

                           Gross Unrealized Appreciation    $  6,022,672
                           Gross Unrealized Depreciation      (4,190,552)
                                                            ------------
                             Net Unrealized Appreciation    $  1,832,120
                                                            ============

                 See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (Unaudited)

A special meeting of shareholders of the ING Senior Income Fund held July 22, 2003, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outlined below:

  1. To approve a Sub-Advisory Agreement between ING Investments, LLC and Aeltus Investment Management, Inc., with no change in the Adviser, the portfolio manager(s), or the overall management fee paid by the Fund.

  3. To transact such other business, not currently contemplated, that may properly come before the Special Meeting or any adjournment(s) thereof in the discretion of the proxies or their substitutes.

                   SHARES        SHARES VOTED         SHARES      BROKER       TOTAL
      PROPOSAL    VOTED FOR   AGAINST OR WITHHELD   ABSTAINED    NON-VOTE   SHARES VOTED
      ----------------------------------------------------------------------------------
         1       18,971,635         21,316            39,876        --       19,032,827
         3       18,793,853         33,065           205,909        --       19,032,827

TRUSTEE AND OFFICER INFORMATION (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. A trustee who is not an interested person of the Fund, as defined in the 1940 Act, is an independent trustee ("Independent Trustee"). The Trustees of the Fund are listed below. The Statement of Additional Information includes additional information about trustees of the Registrant and is available, without charge, upon request at 1-800-992-0180.

                                                                                                 NUMBER OF
                                                                          PRINCIPAL            PORTFOLIOS IN         OTHER
                              POSITION(S) HELD   TERM OF OFFICE         OCCUPATION(S)           FUND COMPLEX     DIRECTORSHIPS
       NAME, ADDRESS              WITH THE       AND LENGTH OF           DURING THE             OVERSEEN BY         HELD BY
          AND AGE               REGISTRANT(S)    TIME SERVED(1)        PAST FIVE YEARS            TRUSTEE           TRUSTEE
----------------------------  ----------------  ---------------  ----------------------------  -------------  ---------------------
NON-INTERESTED TRUSTEES:

Paul S. Doherty(2)                Trustee       January 2001 -   Mr. Doherty is President and       116       None
7337 E. Doubletree Ranch Rd.                    present          Partner, Doherty, Wallace,
Scottsdale, Arizona 85258                                        Pillsbury and Murphy, P.C.,
Born: 1934                                                       Attorneys (1996 - present);
                                                                 Director, Tambrands, Inc.
                                                                 (1993 - 1998); and Trustee
                                                                 of each of the funds managed
                                                                 by Northstar Investment
                                                                 Management Corporation
                                                                 (1993 - 1999).

J. Michael Earley(3)              Trustee       February 2002 -  President and Chief                116       None
7337 E. Doubletree Ranch Rd.                    present          Executive Officer, Bankers
Scottsdale, Arizona 85258                                        Trust Company, N.A. (1992 -
Born: 1945                                                       present).

R. Barbara Gitenstein(2)          Trustee       February 2002 -  President, College of New          116       None
7337 E. Doubletree Ranch Rd.                    present          Jersey (1999 - present).
Scottsdale, Arizona 85258                                        Formerly, Executive Vice
Born: 1948                                                       President and Provost, Drake
                                                                 University (1992 - 1998).

Walter H. May(2)                  Trustee       January 2001 -   Retired. Formerly, Managing        116       Best Prep Charity
7337 E. Doubletree Ranch Rd.                    present          Director and Director of                     (1991 - present).
Scottsdale, Arizona 85258                                        Marketing, Piper Jaffray,
Born: 1936                                                       Inc.; Trustee of each of the
                                                                 funds managed by Northstar
                                                                 Investment Management
                                                                 Corporation (1996 - 1999).

Jock Patton(2)                    Trustee       January 2001 -   Private Investor (June 1997        116       Director, Hypercom,
7337 E. Doubletree Ranch Rd.                    present          - present). Formerly                         Inc. (January 1999 -
Scottsdale, Arizona 85258                                        Director and Chief Executive                 present); JDA
Born: 1945                                                       Officer, Rainbow Multimedia                  Software Group, Inc.
                                                                 Group, Inc. (January 1999 -                  (January 1999 -
                                                                 December 2001); Director of                  present); Buick of
                                                                 Stuart Entertainment, Inc.;                  Scottsdale, Inc.;
                                                                 Director of Artisoft, Inc.                   National Airlines,
                                                                 (1994 - 1998).                               Inc.

                                                                                                 NUMBER OF
                                                                          PRINCIPAL            PORTFOLIOS IN         OTHER
                              POSITION(S) HELD   TERM OF OFFICE         OCCUPATION(S)           FUND COMPLEX     DIRECTORSHIPS
       NAME, ADDRESS              WITH THE       AND LENGTH OF           DURING THE             OVERSEEN BY         HELD BY
          AND AGE               REGISTRANT(S)    TIME SERVED(1)        PAST FIVE YEARS            TRUSTEE           TRUSTEE
----------------------------  ----------------  ---------------  ----------------------------  -------------  ---------------------
David W.C. Putnam(3)              Trustee       January 2001 -   President and Director, F.L.       116       Trustee, ING
7337 E. Doubletree Ranch Rd.                    present          Putnam Securities Company,                   Investors Trust,
Scottsdale, Arizona 85258                                        Inc. and its affiliates;                     Anchor International
Born: 1939                                                       President, Secretary and                     Bond (December 2000 -
                                                                 Trustee, The Principled                      present); F.L. Putnam
                                                                 Equity Market Fund.                          Foundation;
                                                                 Formerly, Trustee, Trust                     Progressive Capital
                                                                 Realty Corp.; Anchor                         Accumulation Trust
                                                                 Investment Trust; Bow Ridge                  (August 1998 -
                                                                 Mining Company and each of                   present); Principled
                                                                 the F.L. Putnam funds                        Equity Market Fund
                                                                 managed by Northstar                         (November 1996 -
                                                                 Investment Foundation                        present), Mercy
                                                                 Management Corporation                       Endowment Foundation
                                                                 (1994 - 1999).                               (1995 - present);
                                                                                                              Director, F.L. Putnam
                                                                                                              Investment Management
                                                                                                              Company (December
                                                                                                              2001 - present);
                                                                                                              Asian American Bank
                                                                                                              and Trust Company
                                                                                                              (June 1992 -
                                                                                                              present); and Notre
                                                                                                              Dame Health Care
                                                                                                              Center (1991 -
                                                                                                              present) F.L. Putnam
                                                                                                              Securities Company,
                                                                                                              Inc. (June 1978 -
                                                                                                              present); and an
                                                                                                              Honorary Trustee,
                                                                                                              Mercy Hospital (1973
                                                                                                              - present).

Blaine E. Rieke(3)                Trustee       February 2001 -  General Partner, Huntington        116       Morgan Chase Trust
7337 E. Doubletree Ranch Rd.                    present          Partners (January 1997 -                     Co. (January 1998 -
Scottsdale, Arizona 85258                                        present). Chairman of the                    present).
Born: 1933                                                       Board and Trustee of each of
                                                                 the funds managed by ING
                                                                 Investment Management Co.
                                                                 LLC (November 1998 -
                                                                 February 2001).

Roger B. Vincent(3)               Trustee       February 2002 -  President, Springwell              116       Director, AmeriGas
7337 E. Doubletree Ranch Rd.                    present          Corporation (1989 -                          Propane, Inc. (1998 -
Scottsdale, Arizona 85258                                        present). Formerly,                          present).
Born: 1945                                                       Director, Tatham Offshore,
                                                                 Inc. (1996 - 2000).

Richard A. Wedemeyer(3)           Trustee       February 2001 -  Retired. Mr. Wedemeyer was         116       Touchstone Consulting
7337 E. Doubletree Ranch Rd.                    present          formerly Vice President -                    Group (1997 -
Scottsdale, Arizona 85258                                        Finance and Administration,                  present).
Born: 1936                                                       Channel Corporation (June
                                                                 1996 - April 2002).
                                                                 Formerly, Trustee, First
                                                                 Choice Funds (1997 - 2001);
                                                                 and Trustee of each of the
                                                                 funds managed by ING
                                                                 Investment Management Co.
                                                                 LLC (1998 - 2001).

                                                                                                 NUMBER OF
                                                                          PRINCIPAL            PORTFOLIOS IN         OTHER
                              POSITION(S) HELD   TERM OF OFFICE         OCCUPATION(S)           FUND COMPLEX     DIRECTORSHIPS
       NAME, ADDRESS              WITH THE       AND LENGTH OF           DURING THE             OVERSEEN BY         HELD BY
          AND AGE               REGISTRANT(S)    TIME SERVED(1)        PAST FIVE YEARS            TRUSTEE           TRUSTEE
----------------------------  ----------------  ---------------  ----------------------------  -------------  ---------------------
INTERESTED TRUSTEES:

Thomas J. McInerney(4)            Trustee       February 2001 -  Chief Executive Officer, ING       170       Director, Hemisphere,
7337 E. Doubletree Ranch Rd.                    present          U.S. Financial Services                      Inc. (May 2003 -
Scottsdale, Arizona 85258                                        (September 2001 - present);                  present). Director,
Born: 1956                                                       General Manager and Chief                    Equitable Life
                                                                 Executive Officer, ING U.S.                  Insurance Co., Golden
                                                                 Worksite Financial Services                  American Life
                                                                 (December 2000 - present);                   Insurance Co., Life
                                                                 Member, ING Americas                         Insurance Company of
                                                                 Executive Committee (2001 -                  Georgia, Midwestern
                                                                 present); President, Chief                   United Life Insurance
                                                                 Executive Officer and                        Co., ReliaStar Life
                                                                 Director of Northern Life                    Insurance Co.,
                                                                 Insurance Company (2001 -                    Security Life of
                                                                 present), ING Aeltus Holding                 Denver, Security
                                                                 Company, Inc. (2000 -                        Connecticut Life
                                                                 present), ING Retail Holding                 Insurance Co.,
                                                                 Company (1998 - present).                    Southland Life
                                                                 Formerly, ING Life Insurance                 Insurance Co., USG
                                                                 and Annuity Company (1997 -                  Annuity and Life
                                                                 November 2002), ING                          Company, and United
                                                                 Retirement Holdings, Inc.                    Life and Annuity
                                                                 (1997 - March 2003); General                 Insurance Co. Inc
                                                                 Manager and Chief Executive                  (March 2001 -
                                                                 Officer, ING Worksite                        present); Trustee,
                                                                 Division (December 2000 -                    Ameribest Life
                                                                 October 2001), President,                    Insurance Co., (2001
                                                                 ING-SCI, Inc. (August 1997 -                 - 2003); Trustee,
                                                                 December 2000); President,                   First Columbine Life
                                                                 Aetna Financial Services                     Insurance Co., (2001
                                                                 (August 1997 - December                      - 2002); Member of
                                                                 2000); and has held a                        the Board, National
                                                                 variety of line and                          Commission on
                                                                 corporate staff positions                    Retirement Policy,
                                                                 since 1978.                                  Competitiveness and
                                                                                                              Technology of
                                                                                                              Connecticut,
                                                                                                              Connecticut Business
                                                                                                              and Industry
                                                                                                              Association,
                                                                                                              Bushnell; Connecticut
                                                                                                              Forum; Metro Hartford
                                                                                                              Chamber of Commerce;
                                                                                                              and Chairman,
                                                                                                              Concerned Citizens
                                                                                                              for Effective
                                                                                                              Government.

John G. Turner(5)                 Trustee       January 2001 -   Chairman, Hillcrest Capital        116       Director, Hormel
7337 E. Doubletree Ranch Rd.                    present          Partners (May 2002 -                         Foods Corporation
Scottsdale, Arizona 85258                                        present); President, Turner                  (March 2000 -
Born: 1939                                                       Investment Company (January                  present); Shopko
                                                                 2002 - present). Mr. Turner                  Stores, Inc. (August
                                                                 was formerly Vice Chairman                   1999 - present); and
                                                                 of ING Americas (2000 -                      M.A. Mortenson
                                                                 2002); Chairman and Chief                    Company (March 2002 -
                                                                 Executive Officer of                         present).
                                                                 ReliaStar Financial Corp.

----------
(1) Trustees serve until their successors are duly elected and qualified, subject to the Board's retirement policy.
(2)  Valuation Committee member.
(3)  Audit Committee member.
(4) Mr. McInerney is an "interested person," as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.
(5) Mr. Turner is an "interested person," as defined by the 1940 Act, because of his affiliation with ING Americas , an affiliate of ING Investments, LLC.

                                                                                                         PRINCIPAL
                                                                   TERM OF OFFICE                      OCCUPATION(S)
       NAME, ADDRESS                   POSITION(S)                 AND LENGTH OF                        DURING THE
          AND AGE                  HELD WITH THE TRUST             TIME SERVED(1)                     PAST FIVE YEARS
----------------------------  ----------------------------  ----------------------------  ----------------------------------------
OFFICERS:

James M. Hennessy             Chief Executive Officer,      December 2000 - present       President and Chief Executive Officer of
7337 E. Doubletree Ranch Rd.  President and Chief                                         ING Capital Corporation, LLC, ING Funds
Scottsdale, Arizona 85258     Operating Officer                                           Services, LLC, ING Advisors, Inc., ING
Born: 1949                                                                                Investments, LLC, Lexington Funds
                              Secretary                     January 2001 - February 2001  Distributor, Inc., Express America T.C.
                                                                                          Inc. and EAMC Liquidation Corp. (since
                                                                                          December 2001); Executive Vice President
                                                                                          and Chief Operating Officer of ING Funds
                                                                                          Distributor, LLC (since June 2000).

Michael J. Roland             Executive Vice President and  February 2002 - present       Executive Vice President, Chief
7337 E. Doubletree Ranch Rd.  Assistant Secretary                                         Financial Officer and Treasurer of ING
Scottsdale, Arizona 85258                                                                 Funds Services, LLC, ING Funds
Born: 1958                    Chief Financial Officer       January 2001 - present        Distributor, LLC, ING Advisors, Inc.,
                                                                                          ING Investments, LLC (December 2001 -
                                                                                          present), Lexington Funds Distributor,
                                                                                          Inc., Express America T.C. Inc. and EAMC
                                                                                          Liquidation Corp. (since December 2001).
                                                                                          Formerly, Executive Vice President,
                                                                                          Chief Financial Officer and Treasurer of
                                                                                          ING Quantitative Management, Inc.
                                                                                          (December 2001 - October 2002); and
                                                                                          Senior Vice President, ING Funds
                                                                                          Services, LLC, ING Investments, LLC, and
                                                                                          ING Funds Distributor, LLC (June 1998 -
                                                                                          December 2001).

Stanley D. Vyner              Executive Vice President      December 2000 - present       Executive Vice President of ING
7337 E. Doubletree Ranch Rd.                                                              Advisors, Inc. and ING Investments, LLC
Scottsdale, Arizona 85258                                                                 (July 2000 - present) and Chief
Born: 1950                                                                                Investment Officer of the International
                                                                                          Portfolios, ING Investments, LLC (July
                                                                                          1996 - present). Formerly, President and
                                                                                          Chief Executive Officer of ING
                                                                                          Investments, LLC (August 1996 - August
                                                                                          2002).

Daniel Norman                 Senior Vice President and     December 2000 - present       Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.  Treasurer                                                   LLC (since December 1994); ING Funds
Scottsdale, Arizona 85258                                                                 Distributor, LLC (since December 1995);
Born: 1957                                                                                has served as an officer of other
                                                                                          affiliates of ING since February 1992.

Jeffrey A. Bakalar            Senior Vice President         January 2001 - present        Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.                                                              LLC (since November 1999). Formerly Vice
Scottsdale, Arizona 85258                                                                 President and Assistant Portfolio
Born: 1959                                                                                Manager, ING Investments, LLC (February
                                                                                          1998 - November 1999).

Elliot Rosen                  Senior Vice President         May 2002 - present            Senior Vice President, ING Investments,
7337 E. Doubletree Ranch Rd.                                                              LLC (since February 1999). Formerly,
Scottsdale, Arizona 85258                                                                 Senior Vice President IPS-Sendero (May
Born: 1953                                                                                1997 - February 1999).

Robert S. Naka                Senior Vice President and     January 2001 - present        Senior Vice President and Assistant
7337 E. Doubletree Ranch Rd.  Assistant Secretary                                         Secretary of ING Funds Services, LLC,
Scottsdale, Arizona 85258                                                                 ING Funds Distributor, LLC, ING
Born: 1963                                                                                Advisors, Inc., ING Investments, LLC
                                                                                          (October 2001 - present) and Lexington
                                                                                          Funds Distributor, Inc. (since December
                                                                                          2001). Formerly, Senior Vice President
                                                                                          and Assistant Secretary for ING
                                                                                          Quantitative Management, Inc. (October
                                                                                          2001 - October 2002); Vice President,
                                                                                          ING Investments, LLC (April 1997 -
                                                                                          October 1999) and ING Funds Services,
                                                                                          LLC (February 1997 - August 1999).

                                                                                                         PRINCIPAL
                                                                   TERM OF OFFICE                      OCCUPATION(S)
       NAME, ADDRESS                   POSITION(S)                 AND LENGTH OF                        DURING THE
          AND AGE                  HELD WITH THE TRUST             TIME SERVED(1)                     PAST FIVE YEARS
----------------------------  ----------------------------  ----------------------------  ----------------------------------------
William H. Rivoir III         Senior Vice President and     January 2001 - present        Senior Vice President and Secretary of
7337 E. Doubletree Ranch Rd.  Assistant Secretary                                         ING Capital Corporation, LLC and ING
Scottsdale, Arizona 85258                                                                 Funds Services, LLC (since February
Born: 1951                                                                                2001), ING Funds Distributor, LLC, ING
                                                                                          Advisors, Inc., ING Investments, LLC,
                                                                                          Lexington Funds Distributor, Inc., ING
                                                                                          Pilgrim Funding, Inc., Pilgrim America
                                                                                          Financial, Inc., Express America TC,
                                                                                          Inc. and EAMC Liquidation Corp. (since
                                                                                          December 2001). Formerly, Senior Vice
                                                                                          President and Assistant Secretary of ING
                                                                                          Quantitative Management, Inc. (December
                                                                                          2001 to October 2002) and ING Funds
                                                                                          Services, LLC (since June 1998), ING
                                                                                          Investments, LLC, and Pilgrim America
                                                                                          Financial, Inc. (since February 1999),
                                                                                          Senior Vice President of ING
                                                                                          Investments, LLC (since December 1998)
                                                                                          and Assistant Secretary of ING Funds
                                                                                          Distributor, LLC (since February 1999),
                                                                                          America TC, Inc. and EAMC Liquidation
                                                                                          Corp. (since December 2001). Formerly,
                                                                                          Senior Vice President and Assistant
                                                                                          Secretary of ING Investments LLC and
                                                                                          Pilgrim America Financial, Inc. (since
                                                                                          February 1999), Senior Vice President of
                                                                                          ING Investments, LLC (since December
                                                                                          1998) and Assistant Secretary of ING
                                                                                          Funds Distributor, LLC (since February
                                                                                          1999).

Curtis F. Lee                 Senior Vice President and     February 2002 - present       Senior Vice President and Chief Credit
7337 E. Doubletree Ranch Rd.  Chief Credit Officer                                        Officer of Senior Loans of ING
Scottsdale, Arizona 85258                                                                 Investments, LLC (since August 1999).
Born: 1955                                                                                Formerly, held a series of positions
                                                                                          with Standard Chartered Bank in the
                                                                                          credit approval and problem loan
                                                                                          management functions (August 1992 - June
                                                                                          1999).

Kimberly A. Anderson          Vice President                January 2001 - present        Vice President and Assistant Secretary
7337 E. Doubletree Ranch Rd.                                                              of ING Funds Services, LLC, ING Funds
Scottsdale, Arizona 85258     Secretary                     February 2001 - August 2003   Distributor, LLC, ING Advisors, Inc.,
Born: 1964                                                                                ING Investments, LLC (since October
                              Assistant Secretary           January 2001 - February 2001  2001) and Lexington Funds Distributor,
                                                                                          Inc. (since December 2001). Formerly,
                                                                                          Vice President for ING Quantitative
                                                                                          Management, Inc. (October 2001 - October
                                                                                          2002); Assistant Vice President of ING
                                                                                          Funds Services, LLC (November 1999 -
                                                                                          January 2001) and has held various other
                                                                                          positions with ING Funds Services, LLC
                                                                                          for more than the last five years.

Robyn L. Ichilov              Vice President                January 2001 - present        Vice President of ING Funds Services,
7337 E. Doubletree Ranch Rd.                                                              LLC (October 2001 - present) and ING
Scottsdale, Arizona 85258                                                                 Investments, LLC (August 1997 -
Born: 1967                                                                                present); Accounting Manager, ING
                                                                                          Investments, LLC (November 1995 -
                                                                                          present).

                                                                                                         PRINCIPAL
                                                                   TERM OF OFFICE                      OCCUPATION(S)
       NAME, ADDRESS                   POSITION(S)                 AND LENGTH OF                        DURING THE
          AND AGE                  HELD WITH THE TRUST             TIME SERVED(1)                     PAST FIVE YEARS
----------------------------  ----------------------------  ----------------------------  ----------------------------------------
J. David Greenwald            Vice President                August 2003 - present         Vice President of Mutual Fund Compliance
7337 E. Doubletree Ranch Rd.                                                              of ING Funds Services, LLC (May 2003 -
Scottsdale, Arizona 85258                                                                 present). Formerly Assistant Treasurer
Born: 1957                                                                                and Director of Mutual Fund Compliance
                                                                                          and Operations of American Skandia, A
                                                                                          Prudential Financial Company (October
                                                                                          1996 - May 2003).

Lauren D. Bensinger           Vice President                March 2003 - present          Vice President and Chief Compliance
7337 E. Doubletree Ranch Rd.                                                              Officer, ING Funds Distributor, LLC.
Scottsdale, Arizona 85258                                                                 (July 1995 - present); Vice President
Born: 1954                                                                                (February 1996 - present) and Chief
                                                                                          Compliance Officer (October 2001 -
                                                                                          present) ING Investments, LLC; Vice
                                                                                          President and Chief Compliance Officer,
                                                                                          ING Advisors, Inc. (July 2000 -
                                                                                          present), Vice President and Chief
                                                                                          Compliance Officer, ING Quantitative
                                                                                          Management, Inc. (July 2000 - September
                                                                                          2002), and Vice President, ING Fund
                                                                                          Services, LLC (July 1995 - present).

Huey P. Falgout               Secretary                     August 2003 - present         Counsel, ING U.S. Financial Services
7337 E. Doubletree Ranch Rd.                                                              (November 2002 - present). Formerly,
Scottsdale, Arizona 85258                                                                 Associate General Counsel of AIG
Born: 1963                                                                                American General (January 1999 -
                                                                                          November 2002) and Associate General
                                                                                          Counsel of Van Kampen, Inc. (April 1992
                                                                                          - January 1999).

Todd Modic                    Vice President                August 2003 - present         Vice President of Financial Reporting -
7337 E. Doubletree Ranch Rd.  Assistant Vice President      February 2002 - August 2003   Fund Accounting of ING Funds Services,
Scottsdale, Arizona 85258                                                                 LLC (September 2002 - present). Director
Born: 1967                                                                                of Financial Reporting of ING
                                                                                          Investments, LLC (March 2001 - September
                                                                                          2002). Formerly, Director of Financial
                                                                                          Reporting, Axient Communications, Inc.
                                                                                          (May 2000 - January 2001) and Director
                                                                                          of Finance, Rural/Metro Corporation
                                                                                          (March 1995 - May 2000).

Susan P. Kinens               Assistant Vice President and  February 2003 - present       Assistant Vice President and Assistant
7337 E. Doubletree Ranch Rd.  Assistant Secretary                                         Secretary, ING Funds Services, LLC
Scottsdale, Arizona 85258                                                                 (December 2002 - present); and has held
Born: 1976                                                                                various other positions with ING Funds
                                                                                          Services, LLC for more than the last
                                                                                          five years.

Maria M. Anderson             Assistant Vice President      February 2002 - present       Assistant Vice President of ING Funds
7337 E. Doubletree Ranch Rd.                                                              Services, LLC (since October 2001).
Scottsdale, Arizona 85258                                                                 Formerly, Manager of Fund Accounting and
Born: 1958                                                                                Fund Compliance, ING Investments, LLC
                                                                                          (September 1999 - November 2001); and
                                                                                          Section Manager of Fund Accounting,
                                                                                          Stein Roe Mutual Funds (July 1998 -
                                                                                          August 1999).

----------
(1) The officers hold office until the next annual meeting of the Trustees and until their successors have been elected and qualified.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

ADMINISTRATOR
ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-992-0180

INSTITUTIONAL INVESTORS AND ANALYSTS
Call ING Senior Income Fund
1-800-336-3436

DISTRIBUTOR
ING Funds Distributor, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034
1-800-334-3444

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 219368
Kansas City, Missouri 64141-9368

CUSTODIAN
State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

LEGAL COUNSEL
Dechert LLP
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
KPMG LLP
355 South Grand Avenue
Los Angeles, California 90071

WRITTEN REQUESTS
Please mail all account inquiries and other comments to:
ING Senior Income Fund
c/o ING Fund Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

TOLL-FREE SHAREHOLDER INFORMATION
Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180

A prospectus containing more complete information regarding the Fund, including charges and expenses, may be obtained by calling ING Funds Distributor, LLC, Distributor, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money. The Form N-PX (Proxy Voting Record) will be available without charge, upon request, by calling 800-992-0180 on or about 8/31/04; and on the fund's website at www.ingfunds.com; and on the SEC's website www.sec.gov.


[ING FUNDS LOGO]                                               SIFSAR0803-102903

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEMS 4-8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-CSR and the officer certifications of such Form N-CSR.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a)     Not  applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT. The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  ING SENIOR INCOME FUND


By  /s/ James M. Hennessy
   -----------------------------------------------------------------------------
        James M. Hennessy
        President and Chief Executive Officer

Date  November 6, 2003
     --------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By  /s/ James M. Hennessy
   -----------------------------------------------------------------------------
        James M. Hennessy
        President and Chief Executive Officer

Date  November 6, 2003
     ---------------------------------------------------------------------------


By  /s/ Michael J. Roland
   -----------------------------------------------------------------------------
         Michael J. Roland
         Executive Vice President and Chief Financial Officer


Date  November 6, 2003
     ---------------------------------------------------------------------------